UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 22309

Transparent Value Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Transparent Value Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2019 - March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2020

Guggenheim Funds Semi-Annual Report

Transparent Value Trust
Guggenheim Directional Allocation Fund
Guggenheim RBP® Dividend Fund
Guggenheim RBP® Large-Cap Defensive Fund
Guggenheim RBP® Large-Cap Market Fund
Guggenheim RBP® Large-Cap Value Fund

Beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
At any time, you may elect to receive reports and other communications from a fund electronically by calling 800.820.0888, going to GuggenheimInvestments.com/myaccount, or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper will apply to all Guggenheim Funds in which you are invested and may apply to all funds held with your financial intermediary.

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TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIRECTIONAL ALLOCATION FUND	8
RBP® DIVIDEND FUND	17
RBP® LARGE-CAP DEFENSIVE FUND	26
RBP® LARGE-CAP MARKET FUND	35
RBP® LARGE-CAP VALUE FUND	44
NOTES TO FINANCIAL STATEMENTS	53
OTHER INFORMATION	60
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	61
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	66

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2020

Dear Shareholder:

The six-month period ended March 31, 2020, concluded on a somber note. Even though markets performed well for most of the period, the emergence of a novel and highly contagious form of coronavirus in the last weeks of the period adversely impacted global commercial activity and contributed to significant volatility in certain markets, unseen since the great recession of 2008.

As it spread beyond Asia to virtually every country in the world, many governments and businesses instituted quarantines and closures, which has resulted in significant disruption in manufacturing, supply chains, consumer demand and economic activity. The U.S. Federal Reserve responded quickly to provide liquidity in order to ensure that the U.S. markets continued to function efficiently. The fiscal policy included a spending bill worth over $2 trillion to assist consumers, states, small businesses and certain industries. While these actions helped stabilize the market, volatile conditions continued into April.

As discussed in this shareholder report, these events have affected performance of many of our funds (the “Fund” or “Funds”). We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”), serves as the investment adviser to the Funds. The Investment Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm. Guggenheim Funds Distributors, LLC serves as the distributor to the Funds and is also an affiliate of Guggenheim.

Together, we are committed to the safety and prosperity of our clients, our employees, and our shareholders. The resources of the firm are being made fully available not only to support our clients, but also to support our employees and their families.

Please practice the appropriate prudence for the protection not only of your health and that of your friends and loved ones but also for our neighbors and communities. Thank you for the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2020

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund’s investments and a shareholder’s investment in the Funds are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

The funds may not be suitable for all investors. ● Stock markets can be volatile. ● Investments in securities of small and medium capitalization companies may involve greater risk of loss and more abrupt fluctuations in market price than investments in larger companies. ● Unlike many investment companies, the Fund is not “actively managed.” Therefore, the Fund would not sell an equity security because the security’s issuer was in financial trouble unless that security is removed from the Index. ● In addition, the Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons. ● The Index is a quantitative strategy index, meaning that the Fund invests in securities comprising an index created by a proprietary model. ● The success of the Fund’s principal investment strategies depends on the effectiveness of the model in screening securities for inclusion in the Index. ● The factors used in the quantitative analysis and the weight placed on these factors may not be predictive of a security’s value. As a result, the Fund may have a lower return than if the Fund were managed using a fundamental investment strategy or an index based strategy that did not incorporate quantitative analysis. ● The fund could become more volatile if the Index concentrates on a particular sector. Please read the prospectus for more detailed information regarding these and other risks.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2020

The six-month period ended March 31, 2020, was a wild ride for markets. While the U.S. economy was generally in good shape in 2019, recessionary fears rose throughout the year, prompting the U.S. Federal Reserve (the “Fed”) to announce a rate cut on July 31, the first since 2008, amid growing downside risks to policymakers’ baseline growth and inflation forecasts. Key among those risks were slowing global growth, the threat of additional U.S.-China tariffs, and the possible ramifications surrounding Brexit. The Fed subsequently cut rates twice more in 2019, which caused markets to rally toward the end of the year and into early 2020. Stocks reached new highs and credit spreads tightened to historic levels. Since then, the global outbreak of the coronavirus, COVID-19, has been at the center of everything. As of this writing, COVID-19 has spread to 210 countries, resulted in over 2.5 million cases, and caused over 170,000 deaths. Thus far, the U.S. makes up more than 30% of global cases, and 25% of global deaths. States have required the labor force to work from home if possible, individuals to practice social distancing, and non-essential businesses to shut down.

Closures, quarantines, and social distancing efforts have impacted the travel, hospitality, restaurants, and retail industries, with activity down 100% in some areas of the country. Further exacerbating the decline in output will be reduced business investment, which was already stalling due to falling profits, trade conflicts, and political uncertainty. The coronavirus shock and collapse in oil prices will likely further depress capital expenditures.

In response to the crisis, the Federal Open Market Committee cut rates by a further 125 basis points in the first quarter of 2020 and passed a series of stimulus programs. Among these were the Primary and Secondary Market Corporate Credit Facilities, which are lending programs primarily targeting investment-grade corporate bond issuers, implemented in concert with the U.S. Treasury. It was only after the announcement of this program that corporate credit found some relief from the selloff, but we expect this relief may be temporary.

With an alphabet soup of monetary programs targeting relief from the coronavirus impact, fiscal policy has also stepped up to the plate with a spending bill worth over $2 trillion that aims to assist consumers, states, small businesses, and certain industries. There is no question that these programs will help ease the economic fallout from virus containment measures, but even $2 trillion may be too small given the magnitude of the economic shock that we are facing. Additionally, it is far from clear that fiscal measures are an adequate solution to the issue at hand: the physical impediment to consumer spending. Fiscal and monetary policy can do their part, but ultimately it is public health policy that will likely be the greatest determinant of the economic outlook.

For the six months ended March 31, 2020, the Standard & Poor’s 500® (“S&P 500”) Index* returned -12.31%. The decline, while significant, represents something of a recovery in stocks. The S&P 500 peaked at 3,386.15 on February 19, 2020, before plummeting 33.9% to a low of 2,237.40 on March 23, 2020, then recovering some lost ground by the end of the month.

The consensus estimate for S&P 500 earnings per share in 2020 is still around $150. Our research shows S&P 500 earnings per share could fall below $100. Similarly, economists have no way to calibrate how bad the economic data could be based on history. The March U.S. non-farm payrolls report was evidence of this, as it showed a decline in payrolls of 700,000 jobs versus survey expectations of a decline of only 100,000 jobs. We currently expect that second quarter U.S. real gross domestic product (“GDP”) quarter-over-quarter growth could fall by 40% annualized and the unemployment rate could rise to at least 20%. Beyond that, the severity of the crisis depends on containment of the virus and the effectiveness of social distancing measures put in place, but expectations for a quick and sustained V-shaped recovery appear overly optimistic.

For the six months ended March 31, 2020, the MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -16.37%. The return of the MSCI Emerging Markets Index* was -14.45%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a 3.33% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned -10.40%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 1.04% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2020

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones U.S. Large-Cap Total Stock Market IndexSM is a subset of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices. It includes stocks among the largest 750.

Dow Jones U.S. Large-Cap Value Total Stock Market IndexSM is a subset of the Dow Jones U.S. Large-Cap Total Stock Market IndexSM which in turn comprises the largest 750 constituents of the Dow Jones U.S. Total Stock Market IndexSM, which measures all U.S. equity securities with readily available prices.

Dow Jones U.S. Mid-Cap Total Stock Market IndexSM is a float-adjusted market capitalization weighted index that reflects the shares of securities of the mid-cap portion of the Dow Jones U.S. Total Stock Market Index actually available to investors in the marketplace. The Mid-Cap Index includes the components ranked 501-1000 by full market

ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

capitalization.

S&P 500 Value Index is a market-capitalization-weighted index developed by Standard and Poor’s consisting of those stocks within S&P 500 Index that exhibit strong value characteristic

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2019 and ending March 31, 2020.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Directional Allocation Fund
A-Class	1.41%	(21.08%)	$ 1,000.00	$ 789.20	$ 6.31
C-Class	2.11%	(21.39%)	1,000.00	786.10	9.42
P-Class	1.36%	(21.09%)	1,000.00	789.10	6.08
Institutional Class	1.11%	(20.95%)	1,000.00	790.50	4.97
RBP® Dividend Fund
A-Class	1.21%	(27.29%)	1,000.00	727.10	5.22
C-Class	1.96%	(27.58%)	1,000.00	724.20	8.45
P-Class	1.21%	(27.25%)	1,000.00	727.50	5.23
Institutional Class	0.96%	(27.22%)	1,000.00	727.80	4.15
RBP® Large-Cap Defensive Fund
A-Class	1.21%	(19.15%)	1,000.00	808.50	5.47
C-Class	1.96%	(19.45%)	1,000.00	805.50	8.85
P-Class	1.21%	(19.09%)	1,000.00	809.10	5.47
Institutional Class	0.96%	(19.06%)	1,000.00	809.40	4.34
RBP® Large-Cap Market Fund
A-Class	1.21%	(20.11%)	1,000.00	798.90	5.44
C-Class	1.96%	(20.38%)	1,000.00	796.20	8.80
P-Class	1.21%	(20.14%)	1,000.00	798.60	5.44
Institutional Class	0.96%	(19.95%)	1,000.00	800.50	4.32
RBP® Large-Cap Value Fund
A-Class	1.21%	(24.17%)	1,000.00	758.30	5.32
C-Class	1.96%	(24.40%)	1,000.00	756.00	8.60
P-Class	1.21%	(24.15%)	1,000.00	758.50	5.32
Institutional Class	0.96%	(24.09%)	1,000.00	759.10	4.22

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2019	Ending Account Value March 31, 2020	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Directional Allocation Fund
A-Class	1.41%	5.00%	$ 1,000.00	$ 1,017.95	$ 7.11
C-Class	2.11%	5.00%	1,000.00	1,014.45	10.63
P-Class	1.36%	5.00%	1,000.00	1,018.20	6.86
Institutional Class	1.11%	5.00%	1,000.00	1,019.45	5.60
RBP® Dividend Fund
A-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
C-Class	1.96%	5.00%	1,000.00	1,015.20	9.87
P-Class	1.21%	5.00%	1,000.00	1,018.95	6.01
Institutional Class	0.96%	5.00%	1,000.00	1,020.20	4.85
RBP® Large-Cap Defensive Fund
A-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
C-Class	1.96%	5.00%	1,000.00	1,015.20	9.87
P-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
Institutional Class	0.96%	5.00%	1,000.00	1,020.20	4.85
RBP® Large-Cap Market Fund
A-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
C-Class	1.96%	5.00%	1,000.00	1,015.20	9.87
P-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
Institutional Class	0.96%	5.00%	1,000.00	1,020.20	4.85
RBP® Large-Cap Value Fund
A-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
C-Class	1.96%	5.00%	1,000.00	1,015.20	9.87
P-Class	1.21%	5.00%	1,000.00	1,018.95	6.11
Institutional Class	0.96%	5.00%	1,000.00	1,020.20	4.85

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2019 to March 31, 2020.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

DIRECTIONAL ALLOCATION FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the performance of the Guggenheim Directional Allocation IndexSM (the “Directional Allocation Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2012
C-Class	June 18, 2012
P-Class**	June 18, 2012
Institutional Class	June 18, 2012

Ten Largest Holdings (% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	1.9%
Microsoft Corp.	1.7%
MSCI, Inc. — Class A	1.6%
Regeneron Pharmaceuticals, Inc.	1.5%
Alphabet, Inc. — Class C	1.5%
Cadence Design Systems, Inc.	1.4%
Intuitive Surgical, Inc.	1.4%
Progressive Corp.	1.4%
Sherwin-Williams Co.	1.3%
Facebook, Inc. — Class A	1.3%
Top Ten Total	15.0%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2020

Average Annual Returns*

Periods Ended March 31, 2020

	6 Month†	1 Year	5 Year	Since Inception (06/18/12)
A-Class Shares	(21.08%)	(17.11%)	2.90%	7.30%
A-Class Shares with sales charge‡	(24.82%)	(21.04%)	1.70%	6.48%
C-Class Shares	(21.39%)	(17.74%)	2.16%	6.56%
C-Class Shares with CDSC§	(22.05%)	(18.44%)	2.16%	6.56%
P-Class Shares**	(21.09%)	(17.09%)	2.95%	7.37%
Institutional Class Shares	(20.95%)	(16.88%)	3.20%	7.63%
Guggenheim Directional Allocation IndexSM	(20.70%)	(16.16%)	4.30%	8.87%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	10.93%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim Directional Allocation IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020
DIRECTIONAL ALLOCATION FUND

	Shares	Value
COMMON STOCKS† - 99.4%

Consumer, Non-cyclical - 24.8%
Vertex Pharmaceuticals, Inc.*	28,995	$6,899,360
Regeneron Pharmaceuticals, Inc.*	11,834	5,778,424
Intuitive Surgical, Inc.*	10,369	5,134,833
Zoetis, Inc.	40,911	4,814,815
Monster Beverage Corp.*	84,388	4,747,669
UnitedHealth Group, Inc.	18,724	4,669,391
Thermo Fisher Scientific, Inc.	15,894	4,507,538
Abbott Laboratories	56,718	4,475,617
PayPal Holdings, Inc.*	46,415	4,443,772
Teleflex, Inc.	14,944	4,376,500
Estee Lauder Companies, Inc. — Class A	27,314	4,352,213
Merck & Company, Inc.	54,462	4,190,306
Global Payments, Inc.	29,025	4,186,276
Edwards Lifesciences Corp.*	21,722	4,097,204
Medtronic plc	43,612	3,932,930
Mondelez International, Inc. — Class A	75,449	3,778,486
Procter & Gamble Co.	33,572	3,692,920
IQVIA Holdings, Inc.*	31,176	3,362,643
Post Holdings, Inc.*	40,440	3,355,307
Jazz Pharmaceuticals plc*	30,786	3,070,596
Constellation Brands, Inc. — Class A	19,488	2,793,800
US Foods Holding Corp.*	103,826	1,838,758
Total Consumer, Non-cyclical		92,499,358

Financial - 17.8%
Progressive Corp.	68,506	5,058,483
Prologis, Inc. REIT	58,747	4,721,497
Aon plc	28,081	4,634,488
Visa, Inc. — Class A	28,423	4,579,514
Mastercard, Inc. — Class A	18,803	4,542,052
Intercontinental Exchange, Inc.	52,757	4,260,128
Alexandria Real Estate Equities, Inc. REIT	30,821	4,224,326
JPMorgan Chase & Co.	45,989	4,140,390
Douglas Emmett, Inc. REIT	120,506	3,676,638
Bank of America Corp.	166,794	3,541,036
T. Rowe Price Group, Inc.	36,109	3,526,044
Credit Acceptance Corp.*	12,684	3,243,172
Citigroup, Inc.	71,974	3,031,545
Zions Bancorp North America	109,967	2,942,717
CBRE Group, Inc. — Class A*	77,908	2,937,910
KeyCorp	258,300	2,678,571
Fifth Third Bancorp	171,695	2,549,671
Ally Financial, Inc.	139,128	2,007,617
Total Financial		66,295,799

Technology - 15.6%
Microsoft Corp.	39,960	6,302,092
MSCI, Inc. — Class A	20,407	5,896,807
Cadence Design Systems, Inc.*	77,782	5,136,723
salesforce.com, Inc.*	33,207	4,781,144
Intuit, Inc.	18,280	4,204,400
Activision Blizzard, Inc.	70,437	4,189,593
Skyworks Solutions, Inc.	43,981	3,931,022
Teradyne, Inc.	69,936	3,788,433
Qorvo, Inc.*	45,878	3,699,143
Dell Technologies, Inc. — Class C*	93,327	3,691,083
VMware, Inc. — Class A*	28,271	3,423,618
Adobe, Inc.*	10,638	3,385,437
Broadcom, Inc.	12,405	2,941,225
KLA Corp.	20,124	2,892,624
Total Technology		58,263,344

Communications - 13.2%
Alphabet, Inc. — Class C*	4,741	5,512,882
Facebook, Inc. — Class A*	28,905	4,821,354
VeriSign, Inc.*	24,346	4,384,471
Charter Communications, Inc. — Class A*	9,195	4,011,871
CDW Corp.	40,535	3,780,700
IAC/InterActiveCorp*	20,728	3,715,080
GoDaddy, Inc. — Class A*	62,013	3,541,562
Cable One, Inc.	2,121	3,486,945
Cisco Systems, Inc.	88,075	3,462,228
Walt Disney Co.	35,677	3,446,398
Comcast Corp. — Class A	94,095	3,234,986
AT&T, Inc.	106,904	3,116,252
Motorola Solutions, Inc.	19,936	2,649,893
Total Communications		49,164,622

Consumer, Cyclical - 10.8%
Lululemon Athletica, Inc.*	24,297	4,605,496
TJX Companies, Inc.	80,485	3,847,988
Burlington Stores, Inc.*	23,609	3,741,082
Costco Wholesale Corp.	12,932	3,687,301
Copart, Inc.*	49,275	3,376,323
Hilton Worldwide Holdings, Inc.	47,930	3,270,743
LKQ Corp.*	152,524	3,128,267
CarMax, Inc.*	54,638	2,941,164
Williams-Sonoma, Inc.	65,522	2,785,996
Lennar Corp. — Class A	66,708	2,548,246
O’Reilly Automotive, Inc.*	8,426	2,536,647
Aptiv plc	44,147	2,173,798
Darden Restaurants, Inc.	32,521	1,771,094
Total Consumer, Cyclical		40,414,145

Industrial - 9.9%
Keysight Technologies, Inc.*	52,234	4,370,941
Lockheed Martin Corp.	12,775	4,330,086
Carlisle Companies, Inc.	30,875	3,868,020
Old Dominion Freight Line, Inc.	28,832	3,784,488
HEICO Corp.	49,302	3,678,422
TransDigm Group, Inc.	10,913	3,494,234
Raytheon Co.	26,173	3,432,589
Jabil, Inc.	138,340	3,400,397
Kansas City Southern	26,177	3,329,191
Fortune Brands Home & Security, Inc.	72,807	3,148,903
Total Industrial		36,837,271

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2020
DIRECTIONAL ALLOCATION FUND

	Shares	Value
Basic Materials - 2.9%
Sherwin-Williams Co.	10,517	$4,832,772
FMC Corp.	41,083	3,356,070
International Flavors & Fragrances, Inc.	26,562	2,711,449
Total Basic Materials		10,900,291

Energy - 2.3%
Schlumberger Ltd.	173,084	2,334,903
ConocoPhillips	73,881	2,275,535
EOG Resources, Inc.	57,238	2,055,989
Baker Hughes Co.	193,798	2,034,879
Total Energy		8,701,306

Utilities - 2.1%
AES Corp.	233,135	3,170,636
NRG Energy, Inc.	92,489	2,521,250
UGI Corp.	72,928	1,944,990
Total Utilities		7,636,876

Total Common Stocks
(Cost $414,914,264)		370,713,012

EXCHANGE-TRADED FUNDS† - 0.4%
Vanguard S&P 500 ETF	3,172	751,193
SPDR S&P 500 ETF Trust	2,914	751,083
Total Exchange-Traded Funds
(Cost $1,335,251)		1,502,276

Total Investments - 99.8%
(Cost $416,249,515)		$372,215,288
Other Assets & Liabilities, net - 0.2%		699,424
Total Net Assets - 100.0%		$372,914,712

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$370,713,012	$—	$—	$370,713,012
Exchange-Traded Funds	1,502,276	—	—	1,502,276
Total Assets	$372,215,288	$—	$—	$372,215,288

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIRECTIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments, at value (cost $416,249,515)	$372,215,288
Prepaid expenses	32,926
Receivables:
Securities sold	3,535,664
Dividends	296,216
Fund shares sold	275,753
Total assets	376,355,847

Liabilities:
Overdraft due to custodian bank	1,052,414
Payable for:
Fund shares redeemed	1,849,676
Management fees	285,291
Distribution and service fees	120,293
Transfer agent/maintenance fees	30,498
Due to Investment Adviser	19,851
Fund accounting/administration fees	19,282
Trustees’ fees*	3,964
Miscellaneous	59,866
Total liabilities	3,441,135
Net assets	$372,914,712

Net assets consist of:
Paid in capital	$481,290,087
Total distributable earnings (loss)	(108,375,375)
Net assets	$372,914,712

A-Class:
Net assets	$82,441,751
Capital shares outstanding	7,435,192
Net asset value per share	$11.09
Maximum offering price per share (Net asset value divided by 95.25%)	$11.64

C-Class:
Net assets	$112,357,636
Capital shares outstanding	10,871,832
Net asset value per share	$10.33

P-Class:
Net assets	$8,497,207
Capital shares outstanding	761,321
Net asset value per share	$11.16

Institutional Class:
Net assets	$169,618,118
Capital shares outstanding	14,812,666
Net asset value per share	$11.45

STATEMENT OF OPERATIONS (Unaudited)
Six-Month Period Ended March 31, 2020

Investment Income:
Dividends (net of foreign withholding tax of $12)	$4,532,381
Total investment income	4,532,381

Expenses:
Management fees	2,593,495
Distribution and service fees:
A-Class	165,874
C-Class	823,425
P-Class	17,611
Transfer agent/maintenance fees:
A-Class	10,077
C-Class	31,472
P-Class	2,830
Institutional Class	48,420
Fund accounting/administration fees	210,543
Professional fees	92,684
Trustees’ fees*	15,651
Custodian fees	10,832
Line of credit fees	6,184
Miscellaneous	81,668
Recoupment of previously waived fees:
C-Class	8,309
P-Class	582
Institutional Class	10,965
Total expenses	4,130,622
Less:
Expenses reimbursed by Adviser:
A-Class	(3,603)
C-Class	(29,427)
P-Class	(2,651)
Institutional Class	(45,456)
Expenses waived by Adviser	(24,395)
Earnings credits applied	(10,832)
Total waived/reimbursed expenses	(116,364)
Net expenses	4,014,258
Net investment income	518,123

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(47,273,699)
Net realized loss	(47,273,699)
Net change in unrealized appreciation (depreciation) on:
Investments	(61,143,721)
Net change in unrealized appreciation (depreciation)	(61,143,721)
Net realized and unrealized loss	(108,417,420)
Net decrease in net assets resulting from operations	$(107,899,297)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$518,123	$548,540
Net realized gain (loss) on investments	(47,273,699)	74,634,450
Net change in unrealized appreciation (depreciation) on investments	(61,143,721)	(81,138,910)
Net decrease in net assets resulting from operations	(107,899,297)	(5,955,920)

Distributions to shareholders:
A-Class	(16,774,266)	(12,375,098)
C-Class	(27,803,854)	(25,936,550)
P-Class	(2,230,072)	(2,060,283)
Institutional Class	(39,458,901)	(35,707,293)
Total distributions to shareholders	(86,267,093)	(76,079,224)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,408,526	20,919,673
C-Class	4,727,133	7,606,306
P-Class	314,477	1,569,393
Institutional Class	18,337,951	52,716,631
Distributions reinvested
A-Class	15,523,220	11,099,561
C-Class	24,601,736	22,755,169
P-Class	2,205,778	2,041,440
Institutional Class	38,639,740	31,151,632
Cost of shares redeemed
A-Class	(15,552,671)	(31,952,589)
C-Class	(35,006,918)	(64,204,719)
P-Class	(4,375,650)	(6,953,287)
Institutional Class	(62,892,772)	(125,180,920)
Net increase (decrease) from capital share transactions	3,930,550	(78,431,710)
Net decrease in net assets	(190,235,840)	(160,466,854)

Net assets:
Beginning of period	563,150,552	723,617,406
End of period	$372,914,712	$563,150,552

Capital share activity:
Shares sold
A-Class	1,149,219	1,314,547
C-Class	332,011	526,375
P-Class	20,260	94,647
Institutional Class	1,194,678	3,229,388
Shares issued from reinvestment of distributions
A-Class	1,045,335	774,568
C-Class	1,773,737	1,670,717
P-Class	147,642	141,767
Institutional Class	2,522,176	2,122,044
Shares redeemed
A-Class	(1,116,240)	(2,067,125)
C-Class	(2,584,819)	(4,294,748)
P-Class	(314,228)	(447,520)
Institutional Class	(4,624,678)	(7,835,771)
Net decrease in shares	(454,907)	(4,771,111)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$16.50	$18.59	$15.83	$13.16	$11.61	$14.22
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	(.03)	(.04)	(.01)	(.02)
Net gain (loss) on investments (realized and unrealized)	(2.84)	(.12)	2.79	2.71	1.56	(1.17)
Total from investment operations	(2.82)	(.09)	2.76	2.67	1.55	(1.19)
Less distributions from:
Net realized gains	(2.59)	(2.00)	—	—	—	(1.42)
Total distributions	(2.59)	(2.00)	—	—	—	(1.42)
Net asset value, end of period	$11.09	$16.50	$18.59	$15.83	$13.16	$11.61

Total Return[c]	(21.08%)	1.13%	17.44%	20.29%	13.35%	(8.71%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,442	$104,877	$117,786	$131,554	$144,968	$246,227
Ratios to average net assets:
Net investment income (loss)	0.26%	0.18%	(0.20%)	(0.27%)	(0.08%)	(0.16%)
Total expenses[d]	1.43%	1.40%	1.35%	1.42%	1.50%	1.43%
Net expenses[e,f,h]	1.41%	1.39%	1.34%	1.42%	1.50%	1.43%
Portfolio turnover rate	138%	203%	92%	89%	227%	208%

C-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$15.59	$17.81	$15.29	$12.80	$11.36	$14.04
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.08)	(.16)	(.13)	(.08)	(.11)
Net gain (loss) on investments (realized and unrealized)	(2.64)	(.14)	2.68	2.62	1.52	(1.15)
Total from investment operations	(2.67)	(.22)	2.52	2.49	1.44	(1.26)
Less distributions from:
Net realized gains	(2.59)	(2.00)	—	—	—	(1.42)
Total distributions	(2.59)	(2.00)	—	—	—	(1.42)
Net asset value, end of period	$10.33	$15.59	$17.81	$15.29	$12.80	$11.36

Total Return[c]	(21.39%)	0.38%	16.48%	19.45%	12.68%	(9.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,358	$176,994	$239,516	$240,268	$266,485	$376,154
Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.53%)	(0.96%)	(0.95%)	(0.69%)	(0.85%)
Total expenses[d]	2.15%	2.13%	2.11%	2.15%	2.16%	2.10%
Net expenses[e,f,h]	2.11%	2.11%	2.11%	2.11%	2.11%	2.10%
Portfolio turnover rate	138%	203%	92%	89%	227%	208%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$16.59	$18.67	$15.90	$13.22	$11.65	$14.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	(.04)	(.03)	.01	(.01)
Net gain (loss) on investments (realized and unrealized)	(2.86)	(.12)	2.81	2.71	1.56	(1.17)
Total from investment operations	(2.84)	(.08)	2.77	2.68	1.57	(1.18)
Less distributions from:
Net realized gains	(2.59)	(2.00)	—	—	—	(1.42)
Total distributions	(2.59)	(2.00)	—	—	—	(1.42)
Net asset value, end of period	$11.16	$16.59	$18.67	$15.90	$13.22	$11.65

Total Return	(21.09%)	1.19%	17.42%	20.27%	13.48%	(8.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,497	$15,056	$20,892	$33,936	$32,720	$54,147
Ratios to average net assets:
Net investment income (loss)	0.30%	0.24%	(0.22%)	(0.20%)	0.06%	(0.10%)
Total expenses[d]	1.40%	1.40%	1.37%	1.40%	1.41%	1.35%
Net expenses[e,f,h]	1.36%	1.36%	1.36%	1.36%	1.36%	1.35%
Portfolio turnover rate	138%	203%	92%	89%	227%	208%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIRECTIONAL ALLOCATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$16.93	$18.97	$16.12	$13.37	$11.75	$14.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.08	.01	.01	.04	.02
Net gain (loss) on investments (realized and unrealized)	(2.93)	(.12)	2.84	2.74	1.58	(1.18)
Total from investment operations	(2.89)	(.04)	2.85	2.75	1.62	(1.16)
Less distributions from:
Net realized gains	(2.59)	(2.00)	—	—	—	(1.42)
Total distributions	(2.59)	(2.00)	—	—	—	(1.42)
Net asset value, end of period	$11.45	$16.93	$18.97	$16.12	$13.37	$11.75

Total Return	(20.95%)	1.39%	17.68%	20.66%	13.70%	(8.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$169,618	$266,223	$345,423	$278,127	$244,201	$503,270
Ratios to average net assets:
Net investment income (loss)	0.56%	0.48%	0.04%	0.06%	0.32%	0.15%
Total expenses[d]	1.15%	1.13%	1.12%	1.15%	1.16%	1.10%
Net expenses[e,f,h]	1.11%	1.11%	1.11%	1.11%	1.11%	1.10%
Portfolio turnover rate	138%	203%	92%	89%	227%	208%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/20[a]	09/30/19	09/30/18	09/30/17
A-Class	—	0.01%	—	—
C-Class	0.01%	0.01%	0.02%	0.01%
P-Class	0.01%	0.00%[g]	0.01%	0.02%
Institutional Class	0.01%	0.01%	0.02%	0.01%

[g]	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/20[a]	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.41%	1.39%	1.34%	1.41%	1.49%
C-Class	2.10%	2.10%	2.10%	2.10%	2.10%
P-Class	1.35%	1.35%	1.35%	1.35%	1.35%
Institutional Class	1.10%	1.10%	1.10%	1.10%	1.10%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

RBP® DIVIDEND FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Dividend IndexSM (the “Dividend Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
Antero Midstream Corp.	3.9%
AbbVie, Inc.	2.9%
Altria Group, Inc.	2.6%
Philip Morris International, Inc.	2.4%
Invesco Ltd.	1.7%
Dominion Energy, Inc.	1.7%
AT&T, Inc.	1.7%
Westrock Co.	1.6%
Bristol-Myers Squibb Co.	1.6%
Dow, Inc.	1.5%
Top Ten Total	21.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2020

Average Annual Returns*

Periods Ended March 31, 2020

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	(27.29%)	(23.80%)	0.60%	5.75%
A-Class Shares with sales charge‡	(30.75%)	(27.43%)	(0.59%)	5.06%
C-Class Shares	(27.58%)	(24.41%)	(0.13%)	5.05%
C-Class Shares with CDSC§	(28.29%)	(25.14%)	(0.13%)	5.05%
P-Class Shares**	(27.25%)	(23.77%)	0.62%	5.86%
Guggenheim RBP Dividend IndexSM	(26.94%)	(22.89%)	2.02%	7.42%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	10.04%
				Since Inception (02/10/11)
Institutional Class Shares	(27.22%)	(23.67%)	0.87%	6.22%
Guggenheim RBP Dividend IndexSM	(26.94%)	(22.89%)	2.02%	7.54%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	9.74%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Total Stock Market Index and Guggenheim RBP Dividend IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020
RBP® DIVIDEND FUND

	Shares	Value
COMMON STOCKS† - 97.0%

Consumer, Non-cyclical - 28.5%
AbbVie, Inc.	5,976	$455,311
Altria Group, Inc.	10,665	412,416
Philip Morris International, Inc.	5,215	380,486
Bristol-Myers Squibb Co.	4,399	245,200
General Mills, Inc.	4,216	222,478
Kellogg Co.	3,463	207,745
Flowers Foods, Inc.	9,270	190,221
Johnson & Johnson	1,427	187,122
Amgen, Inc.	914	185,295
Kimberly-Clark Corp.	1,430	182,854
Colgate-Palmolive Co.	2,715	180,168
Eli Lilly & Co.	1,241	172,152
PepsiCo, Inc.	1,300	156,130
Merck & Company, Inc.	1,965	151,187
Pfizer, Inc.	4,578	149,426
Procter & Gamble Co.	1,328	146,080
UnitedHealth Group, Inc.	489	121,947
Cardinal Health, Inc.	2,474	118,604
Medtronic plc	1,197	107,945
Allergan plc	602	106,614
Clorox Co.	491	85,066
Abbott Laboratories	1,070	84,434
Booz Allen Hamilton Holding Corp.	1,065	73,102
Kroger Co.	2,382	71,746
HCA Healthcare, Inc.	626	56,246
Zoetis, Inc.	149	17,536
Thermo Fisher Scientific, Inc.	57	16,165
Total Consumer, Non-cyclical		4,483,676

Financial - 18.4%
Invesco Ltd.	30,206	274,270
People’s United Financial, Inc.	19,277	213,011
Macerich Co. REIT	32,404	182,435
KeyCorp	16,459	170,680
Huntington Bancshares, Inc.	20,701	169,955
PNC Financial Services Group, Inc.	1,724	165,021
MetLife, Inc.	5,329	162,907
JPMorgan Chase & Co.	1,725	155,302
Principal Financial Group, Inc.	4,685	146,828
Truist Financial Corp.	4,694	144,763
Ameriprise Financial, Inc.	1,366	139,988
First American Financial Corp.	3,126	132,574
Citizens Financial Group, Inc.	6,738	126,742
Fifth Third Bancorp	8,466	125,720
First Horizon National Corp.	14,242	114,791
Old Republic International Corp.	7,440	113,460
U.S. Bancorp	3,210	110,584
Popular, Inc.	2,701	94,535
Synchrony Financial	5,326	85,695
Visa, Inc. — Class A	202	32,546
Mastercard, Inc. — Class A	110	26,572
Total Financial		2,888,379

Consumer, Cyclical - 9.9%
Fastenal Co.	5,772	180,375
Hanesbrands, Inc.	18,979	149,365
Autoliv, Inc.	3,027	139,272
Target Corp.	1,441	133,970
Wynn Resorts Ltd.	2,111	127,061
Watsco, Inc.	798	126,108
Walmart, Inc.	979	111,234
Hasbro, Inc.	1,332	95,304
Delta Air Lines, Inc.	3,088	88,101
Cinemark Holdings, Inc.	8,605	87,685
Williams-Sonoma, Inc.	1,970	83,764
Darden Restaurants, Inc.	1,477	80,438
Alaska Air Group, Inc.	2,217	63,118
Royal Caribbean Cruises Ltd.	1,594	51,279
Casey’s General Stores, Inc.	296	39,217
Total Consumer, Cyclical		1,556,291

Technology - 9.3%
HP, Inc.	12,129	210,559
Broadcom, Inc.	823	195,133
NetApp, Inc.	4,416	184,103
QUALCOMM, Inc.	2,684	181,573
KLA Corp.	856	123,041
Maxim Integrated Products, Inc.	2,265	110,102
Microsoft Corp.	596	93,995
Intel Corp.	1,484	80,314
Broadridge Financial Solutions, Inc.	803	76,149
Jack Henry & Associates, Inc.	452	70,168
Skyworks Solutions, Inc.	634	56,667
Intuit, Inc.	177	40,710
Genpact Ltd.	1,348	39,362
Total Technology		1,461,876

Industrial - 9.1%
Westrock Co.	8,714	246,258
Eaton Corporation plc	2,608	202,615
Caterpillar, Inc.	1,678	194,715
United Parcel Service, Inc. — Class B	1,732	161,803
Emerson Electric Co.	3,309	157,674
Hubbell, Inc.	1,258	144,343
National Instruments Corp.	3,534	116,905
Republic Services, Inc. — Class A	1,490	111,839
Johnson Controls International plc	3,636	98,027
Total Industrial		1,434,179

Energy - 8.4%
Antero Midstream Corp.	291,708	612,587
Kinder Morgan, Inc.	14,887	207,227
Exxon Mobil Corp.	4,567	173,409
Valero Energy Corp.	3,792	172,005
Chevron Corp.	2,159	156,441
Total Energy		1,321,669

Communications - 6.0%
AT&T, Inc.	9,252	269,696
Verizon Communications, Inc.	4,361	234,316

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2020
RBP® DIVIDEND FUND

	Shares	Value
Omnicom Group, Inc.	2,807	$154,104
Cisco Systems, Inc.	3,886	152,759
Corning, Inc.	6,454	132,565
Total Communications		943,440

Utilities - 5.9%
Dominion Energy, Inc.	3,768	272,012
Southern Co.	4,292	232,369
Duke Energy Corp.	2,710	219,185
AES Corp.	14,525	197,540
Total Utilities		921,106

Basic Materials - 1.5%
Dow, Inc.	8,163	238,686

Total Common Stocks
(Cost $18,752,027)		15,249,302

EXCHANGE-TRADED FUNDS† - 2.8%
iShares Select Dividend ETF	3,033	223,047
Vanguard Dividend Appreciation ETF	2,154	222,702
Total Exchange-Traded Funds
(Cost $412,951)		445,749

Total Investments - 99.8%
(Cost $19,164,978)		$15,695,051
Other Assets & Liabilities, net - 0.2%		37,580
Total Net Assets - 100.0%		$15,732,631

†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,249,302	$—	$—	$15,249,302
Exchange-Traded Funds	445,749	—	—	445,749
Total Assets	$15,695,051	$—	$—	$15,695,051

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments, at value (cost $19,164,978)	$15,695,051
Cash	49,285
Prepaid expenses	45,685
Receivables:
Dividends	52,472
Fund shares sold	3,719
Investment Adviser	1,292
Total assets	15,847,504

Liabilities:
Payable for:
Fund shares redeemed	89,246
Professional fees	7,036
Distribution and service fees	5,433
Transfer agent/maintenance fees	4,370
Fund accounting/administration fees	2,042
Trustees’ fees*	667
Miscellaneous	6,079
Total liabilities	114,873
Net assets	$15,732,631

Net assets consist of:
Paid in capital	$21,343,947
Total distributable earnings (loss)	(5,611,316)
Net assets	$15,732,631

A-Class:
Net assets	$4,676,473
Capital shares outstanding	553,544
Net asset value per share	$8.45
Maximum offering price per share (Net asset value divided by 95.25%)	$8.87

C-Class:
Net assets	$3,372,726
Capital shares outstanding	395,416
Net asset value per share	$8.53

P-Class:
Net assets	$1,198,402
Capital shares outstanding	140,538
Net asset value per share	$8.53

Institutional Class:
Net assets	$6,485,030
Capital shares outstanding	789,600
Net asset value per share	$8.21

STATEMENT OF OPERATIONS (Unaudited)
Six-Month Period Ended March 31, 2020

Investment Income:
Dividends (net of foreign withholding tax of $190)	$440,945
Total investment income	440,945

Expenses:
Management fees	84,696
Distribution and service fees:
A-Class	8,220
C-Class	25,725
P-Class	2,372
Transfer agent/maintenance fees:
A-Class	3,610
C-Class	3,860
P-Class	1,645
Institutional Class	7,689
Registration fees	35,357
Professional fees	17,312
Fund accounting/administration fees	12,521
Trustees’ fees*	8,815
Custodian fees	2,739
Line of credit fees	228
Miscellaneous	10,557
Recoupment of previously waived fees:
C-Class	17
Total expenses	225,363
Less:
Expenses reimbursed by Adviser:
A-Class	(4,077)
C-Class	(3,864)
P-Class	(1,650)
Institutional Class	(7,743)
Expenses waived by Adviser	(63,827)
Earnings credits applied	(617)
Total waived/reimbursed expenses	(81,778)
Net expenses	143,585
Net investment income	297,360

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,067,304)
Net realized loss	(2,067,304)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,540,599)
Net change in unrealized appreciation (depreciation)	(4,540,599)
Net realized and unrealized loss	(6,607,903)
Net decrease in net assets resulting from operations	$(6,310,543)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

RBP® DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$297,360	$505,324
Net realized gain (loss) on investments	(2,067,304)	421,597
Net change in unrealized appreciation (depreciation) on investments	(4,540,599)	120,657
Net increase (decrease) in net assets resulting from operations	(6,310,543)	1,047,578

Distributions to shareholders:
A-Class	(185,739)	(404,182)
C-Class	(115,527)	(344,997)
P-Class	(61,567)	(114,501)
Institutional Class	(319,933)	(552,051)
Total distributions to shareholders	(682,766)	(1,415,731)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,138,356	1,555,804
C-Class	443,209	567,209
P-Class	1,066,198	839,785
Institutional Class	1,758,345	8,338,659
Distributions reinvested
A-Class	184,152	390,134
C-Class	113,510	336,554
P-Class	61,054	112,998
Institutional Class	292,257	338,033
Cost of shares redeemed
A-Class	(447,896)	(1,703,765)
C-Class	(963,038)	(1,366,937)
P-Class	(796,296)	(1,292,363)
Institutional Class	(1,629,646)	(5,025,806)
Net increase from capital share transactions	1,220,205	3,090,305
Net increase (decrease) in net assets	(5,773,104)	2,722,152

Net assets:
Beginning of period	21,505,735	18,783,583
End of period	$15,732,631	$21,505,735

Capital share activity:
Shares sold
A-Class	93,222	139,595
C-Class	35,309	49,123
P-Class	88,649	74,914
Institutional Class	156,832	756,542
Shares issued from reinvestment of distributions
A-Class	16,304	35,016
C-Class	9,854	30,184
P-Class	5,310	10,021
Institutional Class	26,500	30,853
Shares redeemed
A-Class	(44,387)	(146,500)
C-Class	(82,907)	(123,104)
P-Class	(72,408)	(110,266)
Institutional Class	(161,061)	(443,860)
Net increase in shares	71,217	302,518

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$12.00	$12.55	$12.82	$11.55	$10.21	$12.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.29	.23	.15	.17	.20
Net gain (loss) on investments (realized and unrealized)	(3.34)	.05	1.37	1.52	1.35	(.42)
Total from investment operations	(3.18)	.34	1.60	1.67	1.52	(.22)
Less distributions from:
Net investment income	(.16)	(.32)	(.34)	(.18)	(.18)	(.21)
Net realized gains	(.21)	(.57)	(1.53)	(.22)	—	(1.59)
Total distributions	(.37)	(.89)	(1.87)	(.40)	(.18)	(1.80)
Net asset value, end of period	$8.45	$12.00	$12.55	$12.82	$11.55	$10.21

Total Return[c]	(27.29%)	3.41%	13.40%	14.87%	14.88%	(2.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,676	$5,860	$5,775	$5,822	$6,540	$5,313
Ratios to average net assets:
Net investment income (loss)	2.70%	2.49%	1.84%	1.26%	1.50%	1.76%
Total expenses[d]	1.90%	1.95%	2.08%	1.84%	2.20%	1.88%
Net expenses[e,f,h]	1.21%	1.22%	1.21%	1.22%	1.39%	1.51%
Portfolio turnover rate	46%	110%	97%	251%	226%	181%

C-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$12.06	$12.53	$12.74	$11.48	$10.16	$12.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.12	.20	.14	.06	.09	.13
Net gain (loss) on investments (realized and unrealized)	(3.38)	.07	1.35	1.51	1.35	(.42)
Total from investment operations	(3.26)	.27	1.49	1.57	1.44	(.29)
Less distributions from:
Net investment income	(.06)	(.17)	(.17)	(.09)	(.12)	(.14)
Net realized gains	(.21)	(.57)	(1.53)	(.22)	—	(1.59)
Total distributions	(.27)	(.74)	(1.70)	(.31)	(.12)	(1.73)
Net asset value, end of period	$8.53	$12.06	$12.53	$12.74	$11.48	$10.16

Total Return[c]	(27.58%)	2.66%	12.49%	13.96%	14.28%	(2.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,373	$5,223	$5,976	$6,231	$6,453	$8,245
Ratios to average net assets:
Net investment income (loss)	1.92%	1.75%	1.10%	0.51%	0.81%	1.18%
Total expenses[d]	2.68%	2.64%	2.77%	2.54%	2.84%	2.54%
Net expenses[e,f,h]	1.96%	1.97%	1.96%	1.97%	2.06%	2.11%
Portfolio turnover rate	46%	110%	97%	251%	226%	181%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$12.13	$12.67	$12.88	$11.61	$10.28	$12.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.29	.23	.16	.17	.22
Net gain (loss) on investments (realized and unrealized)	(3.37)	.06	1.37	1.52	1.37	(.43)
Total from investment operations	(3.21)	.35	1.60	1.68	1.54	(.21)
Less distributions from:
Net investment income	(.18)	(.32)	(.28)	(.19)	(.21)	(.23)
Net realized gains	(.21)	(.57)	(1.53)	(.22)	—	(1.59)
Total distributions	(.39)	(.89)	(1.81)	(.41)	(.21)	(1.82)
Net asset value, end of period	$8.53	$12.13	$12.67	$12.88	$11.61	$10.28

Total Return	(27.25%)	3.43%	13.35%	14.81%	15.11%	(2.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,198	$1,444	$1,829	$2,217	$1,263	$1,686
Ratios to average net assets:
Net investment income (loss)	2.72%	2.50%	1.84%	1.28%	1.57%	1.91%
Total expenses[d]	1.94%	2.06%	2.04%	1.76%	2.09%	1.79%
Net expenses[e,f,h]	1.21%	1.22%	1.21%	1.22%	1.32%	1.36%
Portfolio turnover rate	46%	110%	97%	251%	226%	181%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® DIVIDEND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$11.70	$12.28	$12.59	$11.38	$10.07	$12.09
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.31	.25	.18	.19	.24
Net gain (loss) on investments (realized and unrealized)	(3.25)	.05	1.35	1.49	1.35	(.42)
Total from investment operations	(3.08)	.36	1.60	1.67	1.54	(.18)
Less distributions from:
Net investment income	(.20)	(.37)	(.38)	(.24)	(.23)	(.25)
Net realized gains	(.21)	(.57)	(1.53)	(.22)	—	(1.59)
Total distributions	(.41)	(.94)	(1.91)	(.46)	(.23)	(1.84)
Net asset value, end of period	$8.21	$11.70	$12.28	$12.59	$11.38	$10.07

Total Return	(27.22%)	3.66%	13.71%	15.04%	15.48%	(1.93%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,485	$8,979	$5,203	$4,344	$5,954	$12,123
Ratios to average net assets:
Net investment income (loss)	2.96%	2.76%	2.08%	1.51%	1.79%	2.15%
Total expenses[d]	1.69%	1.62%	1.78%	1.54%	1.86%	1.54%
Net expenses[e,f,h]	0.96%	0.97%	0.96%	0.97%	1.07%	1.11%
Portfolio turnover rate	46%	110%	97%	251%	226%	181%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/20[a]	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	0.23%
C-Class	0.00%[g]	—	—	0.19%
P-Class	—	—	—	0.22%
Institutional Class	—	—	—	0.19%

[g]	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/20[a]	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.20%	1.20%	1.37%
C-Class	1.95%	1.96%	1.95%	1.95%	2.05%
P-Class	1.20%	1.21%	1.20%	1.20%	1.30%
Institutional Class	0.95%	0.96%	0.95%	0.95%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

RBP® LARGE-CAP DEFENSIVE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Guggenheim RBP® Large-Cap Defensive IndexSM (the “Defensive Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Citrix Systems, Inc.	1.5%
Eli Lilly & Co.	1.5%
Equinix, Inc.	1.5%
Tyler Technologies, Inc.	1.4%
Leidos Holdings, Inc.	1.4%
Sherwin-Williams Co.	1.4%
Progressive Corp.	1.4%
Allegion plc	1.3%
Danaher Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Top Ten Total	14.0%

“Ten Largest Holdings” excludes any temporary cash investments.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2020

Average Annual Returns*

Periods Ended March 31, 2020

	6 Month†	1 Year	5 Year	Since Inception (04/27/10)
A Class Shares	(19.15%)	(11.56%)	4.30%	8.27%
A-Class Shares with sales charge‡	(22.98%)	(15.73%)	3.07%	7.63%
P-Class Shares**	(19.09%)	(11.49%)	4.36%	8.38%
Guggenheim RBP Large-Cap Defensive IndexSM	(18.74%)	(10.46%)	5.68%	9.87%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	10.39%
				Since Inception (04/18/11)
C-Class Shares	(19.45%)	(12.28%)	3.54%	7.30%
C-Class Shares with CDSC§	(20.20%)	(13.10%)	3.54%	7.30%
Guggenheim RBP Large-Cap Defensive IndexSM	(18.74%)	(10.46%)	5.68%	9.59%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	10.04%
				Since Inception (02/15/11)
Institutional Class Shares	(19.06%)	(11.37%)	4.59%	8.38%
Guggenheim RBP Large-Cap Defensive IndexSM	(18.74%)	(10.46%)	5.68%	9.60%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	9.69%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Defensive IndexSM and Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
COMMON STOCKS† - 98.8%

Consumer, Non-cyclical - 26.5%
Eli Lilly & Co.	1,168	$162,025
Danaher Corp.	1,066	147,545
UnitedHealth Group, Inc.	585	145,887
AbbVie, Inc.	1,900	144,761
Zoetis, Inc.	1,200	141,228
Monster Beverage Corp.*	2,483	139,693
Booz Allen Hamilton Holding Corp.	2,034	139,614
Teleflex, Inc.	461	135,009
Amgen, Inc.	653	132,383
Merck & Company, Inc.	1,700	130,798
Bristol-Myers Squibb Co.	2,317	129,150
Becton Dickinson and Co.	560	128,671
Medtronic plc	1,407	126,883
Stryker Corp.	700	116,543
S&P Global, Inc.	470	115,173
IHS Markit Ltd.	1,855	111,300
Post Holdings, Inc.*	1,255	104,127
Constellation Brands, Inc. — Class A	694	99,492
Jazz Pharmaceuticals plc*	941	93,855
Clorox Co.	517	89,570
Church & Dwight Company, Inc.	1,261	80,931
Kimberly-Clark Corp.	624	79,791
Lamb Weston Holdings, Inc.	1,375	78,513
FleetCor Technologies, Inc.*	418	77,974
US Foods Holding Corp.*	3,209	56,831
Total Consumer, Non-cyclical		2,907,747

Financial - 16.6%
Equinix, Inc. REIT	258	161,139
Progressive Corp.	2,015	148,788
Equity LifeStyle Properties, Inc. REIT	2,320	133,354
Intercontinental Exchange, Inc.	1,646	132,915
First Republic Bank	1,608	132,306
JPMorgan Chase & Co.	1,415	127,392
Alexandria Real Estate Equities, Inc. REIT	902	123,628
Mid-America Apartment Communities, Inc. REIT	1,123	115,703
Arch Capital Group Ltd.*	3,581	101,915
U.S. Bancorp	2,755	94,910
Zions Bancorp North America	3,435	91,921
Huntington Bancshares, Inc.	11,078	90,950
People’s United Financial, Inc.	7,946	87,803
Fifth Third Bancorp	5,274	78,319
Fidelity National Financial, Inc.	3,097	77,053
Synchrony Financial	4,221	67,916
Credit Acceptance Corp.*	250	63,922
Total Financial		1,829,934

Communications - 13.8%
FactSet Research Systems, Inc.	557	145,199
Charter Communications, Inc. — Class A*	283	123,476
Cable One, Inc.	69	113,437
Motorola Solutions, Inc.	827	109,925
Walt Disney Co.	1,112	107,419
Verizon Communications, Inc.	1,973	106,009
Comcast Corp. — Class A	2,925	100,561
GoDaddy, Inc. — Class A*	1,748	99,828
IAC/InterActiveCorp*	555	99,473
AT&T, Inc.	3,327	96,982
Discovery, Inc. — Class A*	4,416	85,847
F5 Networks, Inc.*	803	85,624
Altice USA, Inc. — Class A*	3,714	82,785
Fox Corp. — Class A	3,471	82,020
Interpublic Group of Companies, Inc.	4,810	77,874
Total Communications		1,516,459

Consumer, Cyclical - 12.2%
Dollar General Corp.	840	126,849
Walmart, Inc.	1,107	125,777
TJX Companies, Inc.	2,522	120,577
Ross Stores, Inc.	1,237	107,582
Home Depot, Inc.	565	105,491
Starbucks Corp.	1,540	101,240
LKQ Corp.*	4,695	96,295
DR Horton, Inc.	2,828	96,152
CarMax, Inc.*	1,686	90,757
Hilton Worldwide Holdings, Inc.	1,272	86,801
Williams-Sonoma, Inc.	1,966	83,594
JetBlue Airways Corp.*	8,404	75,216
Lennar Corp. — Class A	1,897	72,465
Darden Restaurants, Inc.	967	52,663
Total Consumer, Cyclical		1,341,459

Technology - 11.3%
Citrix Systems, Inc.	1,149	162,641
Tyler Technologies, Inc.*	515	152,728
Leidos Holdings, Inc.	1,647	150,948
Fidelity National Information Services, Inc.	1,132	137,697
Black Knight, Inc.*	2,299	133,480
Jack Henry & Associates, Inc.	843	130,867
Genpact Ltd.	3,332	97,294
Broadridge Financial Solutions, Inc.	1,024	97,106
Fiserv, Inc.*	978	92,900
CDK Global, Inc.	2,563	84,195
Total Technology		1,239,856

Industrial - 8.5%
Allegion plc	1,608	147,968
Lockheed Martin Corp.	374	126,767
Dover Corp.	1,508	126,581
Carlisle Companies, Inc.	964	120,770
Northrop Grumman Corp.	381	115,271
Raytheon Co.	864	113,314
Expeditors International of Washington, Inc.	1,551	103,483
Gentex Corp.	3,440	76,231
Total Industrial		930,385

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2020
RBP® LARGE-CAP DEFENSIVE FUND

	Shares	Value
Utilities - 4.0%
Essential Utilities, Inc.	2,839	$115,547
Xcel Energy, Inc.	1,829	110,289
NextEra Energy, Inc.	458	110,204
Pinnacle West Capital Corp.	1,310	99,285
Total Utilities		435,325

Basic Materials - 3.3%
Sherwin-Williams Co.	325	149,344
Royal Gold, Inc.	1,234	108,234
Newmont Corp.	2,382	107,857
Total Basic Materials		365,435

Energy - 2.6%
Kinder Morgan, Inc.	6,663	92,749
Chevron Corp.	1,100	79,706
Williams Companies, Inc.	5,290	74,853
ONEOK, Inc.	1,875	40,894
Total Energy		288,202

Total Common Stocks
(Cost $11,437,319)		10,854,802

EXCHANGE-TRADED FUNDS† - 0.7%
SPDR S&P 500 ETF Trust	293	75,521
Total Exchange-Traded Funds
(Cost $67,041)		75,521

Total Investments - 99.5%
(Cost $11,504,360)		$10,930,323
Other Assets & Liabilities, net - 0.5%		58,661
Total Net Assets - 100.0%		$10,988,984

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,854,802	$—	$—	$10,854,802
Exchange-Traded Funds	75,521	—	—	75,521
Total Assets	$10,930,323	$—	$—	$10,930,323

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments, at value (cost $11,504,360)	$10,930,323
Cash	15,956
Prepaid expenses	32,234
Receivables:
Securities sold	25,822
Dividends	13,857
Investment Adviser	4,150
Total assets	11,022,342

Liabilities:
Payable for:
Professional fees	13,333
Distribution and service fees	4,206
Transfer agent/maintenance fees	4,181
Printing fees	2,288
Custodian fees	2,114
Fund accounting/administration fees	2,047
Fund shares redeemed	1,045
Trustees’ fees*	383
Miscellaneous	3,761
Total liabilities	33,358
Net assets	$10,988,984

Net assets consist of:
Paid in capital	$11,965,664
Total distributable earnings (loss)	(976,680)
Net assets	$10,988,984

A-Class:
Net assets	$3,206,546
Capital shares outstanding	384,487
Net asset value per share	$8.34
Maximum offering price per share (Net asset value divided by 95.25%)	$8.76

C-Class:
Net assets	$2,638,792
Capital shares outstanding	328,857
Net asset value per share	$8.02

P-Class:
Net assets	$358,776
Capital shares outstanding	41,591
Net asset value per share	$8.63

Institutional Class:
Net assets	$4,784,870
Capital shares outstanding	549,749
Net asset value per share	$8.70

STATEMENT OF OPERATIONS (Unaudited)
Six-Month Period Ended March 31, 2020

Investment Income:
Dividends	$141,969
Total investment income	141,969

Expenses:
Management fees	55,361
Distribution and service fees:
A-Class	5,882
C-Class	18,029
P-Class	565
Transfer agent/maintenance fees:
A-Class	3,988
C-Class	3,436
P-Class	606
Institutional Class	6,203
Registration fees	32,169
Professional fees	18,579
Fund accounting/administration fees	12,525
Trustees’ fees*	8,764
Custodian fees	2,321
Line of credit fees	166
Miscellaneous	10,196
Recoupment of previously waived fees:
C-Class	7
Total expenses	178,797
Less:
Expenses reimbursed by Adviser:
A-Class	(8,601)
C-Class	(6,864)
P-Class	(1,039)
Institutional Class	(12,151)
Expenses waived by Adviser	(54,861)
Earnings credits applied	(626)
Total waived/reimbursed expenses	(84,142)
Net expenses	94,655
Net investment income	47,314

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(379,169)
Net realized loss	(379,169)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,328,421)
Net change in unrealized appreciation (depreciation)	(2,328,421)
Net realized and unrealized loss	(2,707,590)
Net decrease in net assets resulting from operations	$(2,660,276)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,314	$71,119
Net realized gain (loss) on investments	(379,169)	1,069,688
Net change in unrealized appreciation (depreciation) on investments	(2,328,421)	(196,930)
Net increase (decrease) in net assets resulting from operations	(2,660,276)	943,877

Distributions to shareholders:
A-Class	(326,313)	(557,959)
C-Class	(246,703)	(730,364)
P-Class	(32,263)	(56,257)
Institutional Class	(430,105)	(1,208,572)
Total distributions to shareholders	(1,035,384)	(2,553,152)

Capital share transactions:
Proceeds from sale of shares
A-Class	546,959	1,210,666
C-Class	52,886	412,486
P-Class	58,101	39,807
Institutional Class	25,976	336,656
Distributions reinvested
A-Class	303,287	523,744
C-Class	238,865	645,937
P-Class	32,263	56,257
Institutional Class	426,829	842,832
Cost of shares redeemed
A-Class	(1,250,425)	(1,005,636)
C-Class	(627,577)	(1,802,234)
P-Class	(57,419)	(204,653)
Institutional Class	(373,038)	(2,655,598)
Net decrease from capital share transactions	(623,293)	(1,599,736)
Net decrease in net assets	(4,318,953)	(3,209,011)

Net assets:
Beginning of period	15,307,937	18,516,948
End of period	$10,988,984	$15,307,937

Capital share activity:
Shares sold
A-Class	52,944	115,868
C-Class	5,021	39,746
P-Class	5,059	3,535
Institutional Class	2,288	30,917
Shares issued from reinvestment of distributions
A-Class	28,318	55,423
C-Class	23,123	70,517
P-Class	2,912	5,770
Institutional Class	38,212	85,741
Shares redeemed
A-Class	(121,702)	(93,758)
C-Class	(63,621)	(183,246)
P-Class	(5,162)	(17,685)
Institutional Class	(36,407)	(256,814)
Net decrease in shares	(69,015)	(143,986)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$11.06	$12.09	$11.77	$10.43	$10.59	$12.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.06	.04	.07	.02	.04
Net gain (loss) on investments (realized and unrealized)	(1.99)	.65	1.64	1.76	.84	.14
Total from investment operations	(1.95)	.71	1.68	1.83	.86	.18
Less distributions from:
Net investment income	(.05)	(.03)	(.04)	(.02)	(.05)	(.07)
Net realized gains	(.72)	(1.71)	(1.32)	(.47)	(.97)	(2.22)
Total distributions	(.77)	(1.74)	(1.36)	(.49)	(1.02)	(2.29)
Net asset value, end of period	$8.34	$11.06	$12.09	$11.77	$10.43	$10.59

Total Return[c]	(19.15%)	8.35%	15.27%	18.34%	8.66%	1.39%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,207	$4,698	$4,200	$3,968	$5,761	$8,941
Ratios to average net assets:
Net investment income (loss)	0.72%	0.54%	0.37%	0.61%	0.20%	0.36%
Total expenses[d]	2.34%	2.26%	2.06%	1.86%	1.95%	1.67%
Net expenses[e,f,h]	1.21%	1.22%	1.21%	1.21%	1.41%	1.50%
Portfolio turnover rate	33%	96%	117%	107%	103%	135%

C-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.65	$11.76	$11.52	$10.28	$10.50	$12.64
Income (loss) from investment operations:
Net investment income (loss)[b]	(.00)[i]	(.02)	(.04)	(.02)	(.05)	(.02)
Net gain (loss) on investments (realized and unrealized)	(1.91)	.62	1.60	1.73	.84	.13
Total from investment operations	(1.91)	.60	1.56	1.71	.79	.11
Less distributions from:
Net investment income	—	—	—	—	(.04)	(.03)
Net realized gains	(.72)	(1.71)	(1.32)	(.47)	(.97)	(2.22)
Total distributions	(.72)	(1.71)	(1.32)	(.47)	(1.01)	(2.25)
Net asset value, end of period	$8.02	$10.65	$11.76	$11.52	$10.28	$10.50

Total Return[c]	(19.45%)	7.44%	14.48%	17.35%	8.01%	0.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,639	$3,882	$5,142	$5,881	$7,939	$8,885
Ratios to average net assets:
Net investment income (loss)	(0.03%)	(0.20%)	(0.36%)	(0.17%)	(0.48%)	(0.21%)
Total expenses[d]	3.09%	2.94%	2.73%	2.54%	2.63%	2.36%
Net expenses[e,f,h]	1.96%	1.97%	1.95%	1.96%	2.05%	2.10%
Portfolio turnover rate	33%	96%	117%	107%	103%	135%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$11.41	$12.41	$12.05	$10.65	$10.76	$12.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.04	.06	.04	.06	.02	.06
Net gain (loss) on investments (realized and unrealized)	(2.05)	.67	1.69	1.81	.88	.14
Total from investment operations	(2.01)	.73	1.73	1.87	.90	.20
Less distributions from:
Net investment income	(.05)	(.02)	(.05)	—	(.04)	(.09)
Net realized gains	(.72)	(1.71)	(1.32)	(.47)	(.97)	(2.22)
Total distributions	(.77)	(1.73)	(1.37)	(.47)	(1.01)	(2.31)
Net asset value, end of period	$8.63	$11.41	$12.41	$12.05	$10.65	$10.76

Total Return	(19.09%)	8.26%	15.33%	18.28%	8.89%	1.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$359	$443	$585	$896	$778	$17,458
Ratios to average net assets:
Net investment income (loss)	0.72%	0.53%	0.36%	0.56%	0.14%	0.54%
Total expenses[d]	2.42%	2.30%	1.98%	1.80%	1.74%	1.61%
Net expenses[e,f,h]	1.21%	1.22%	1.20%	1.21%	1.43%	1.35%
Portfolio turnover rate	33%	96%	117%	107%	103%	135%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

RBP® LARGE-CAP DEFENSIVE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$11.52	$12.52	$12.16	$10.78	$10.86	$12.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.09	.08	.09	.06	.09
Net gain (loss) on investments (realized and unrealized)	(2.07)	.68	1.68	1.83	.87	.14
Total from investment operations	(2.02)	.77	1.76	1.92	.93	.23
Less distributions from:
Net investment income	(.08)	(.06)	(.08)	(.07)	(.04)	(.11)
Net realized gains	(.72)	(1.71)	(1.32)	(.47)	(.97)	(2.22)
Total distributions	(.80)	(1.77)	(1.40)	(.54)	(1.01)	(2.33)
Net asset value, end of period	$8.70	$11.52	$12.52	$12.16	$10.78	$10.86

Total Return	(19.06%)	8.62%	15.52%	18.58%	9.11%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,785	$6,286	$8,590	$10,563	$10,285	$13,839
Ratios to average net assets:
Net investment income (loss)	0.97%	0.80%	0.64%	0.82%	0.53%	0.79%
Total expenses[d]	2.10%	1.97%	1.70%	1.54%	1.62%	1.36%
Net expenses[e,f,h]	0.96%	0.97%	0.95%	0.96%	1.06%	1.10%
Portfolio turnover rate	33%	96%	117%	107%	103%	135%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/20[a]	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	0.18%
C-Class	0.00%[g]	—	—	0.16%
P-Class	—	—	—	0.15%
Institutional Class	—	—	—	0.15%

[g]	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/20[a]	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.20%	1.20%	1.39%
C-Class	1.95%	1.96%	1.95%	1.95%	2.04%
P-Class	1.20%	1.21%	1.20%	1.20%	1.42%
Institutional Class	0.95%	0.96%	0.95%	0.95%	1.05%

[i]	Net investment income is less than $0.01 per share.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

RBP® LARGE-CAP MARKET FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gugenheim RBP® Large-Cap Market IndexSM (the “Market Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 27, 2010
C-Class	April 18, 2011
P-Class**	April 27, 2010
Institutional Class	February 15, 2011

Ten Largest Holdings (% of Total Net Assets)
Vertex Pharmaceuticals, Inc.	1.9%
Microsoft Corp.	1.7%
MSCI, Inc. — Class A	1.6%
Regeneron Pharmaceuticals, Inc.	1.6%
Alphabet, Inc. — Class C	1.5%
Cadence Design Systems, Inc.	1.4%
Intuitive Surgical, Inc.	1.3%
Progressive Corp.	1.3%
salesforce.com, Inc.	1.3%
Sherwin-Williams Co.	1.3%
Top Ten Total	14.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2020

Average Annual Returns*

Periods Ended March 31, 2020

	6 Month†	1 Year	5 Year	Since Inception (04/27/10)
A-Class Shares	(20.11%)	(16.20%)	3.40%	8.44%
A-Class Shares with sales charge‡	(23.88%)	(20.19%)	2.19%	7.79%
P-Class Shares**	(20.14%)	(16.20%)	3.43%	8.52%
Guggenheim RBP Large-Cap Market IndexSM	(19.72%)	(15.24%)	4.78%	10.02%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	10.39%
				Since Inception (04/18/11)
C-Class Shares	(20.38%)	(16.74%)	2.69%	6.88%
C-Class Shares with CDSC§	(21.12%)	(17.52%)	2.69%	6.88%
Guggenheim RBP Large-Cap Market IndexSM	(19.72%)	(15.24%)	4.78%	9.12%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	10.04%
				Since Inception (02/15/11)
Institutional Class Shares	(19.95%)	(15.91%)	3.71%	7.88%
Guggenheim RBP Large-Cap Market IndexSM	(19.72%)	(15.24%)	4.78%	9.07%
Dow Jones U.S. Large-Cap Total Stock Market Index	(12.63%)	(7.51%)	6.44%	9.69%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Guggenheim RBP Large-Cap Market IndexSM and the Dow Jones U.S. Large-Cap Total Stock Market Index are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the Average Annual Return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020
RBP® LARGE-CAP MARKET FUND

	Shares	Value
COMMON STOCKS† - 98.9%

Consumer, Non-cyclical - 24.7%
Vertex Pharmaceuticals, Inc.*	821	$195,357
Regeneron Pharmaceuticals, Inc.*	336	164,065
Intuitive Surgical, Inc.*	286	141,630
Zoetis, Inc.	1,144	134,638
Monster Beverage Corp.*	2,340	131,648
UnitedHealth Group, Inc.	523	130,426
Abbott Laboratories	1,612	127,203
Thermo Fisher Scientific, Inc.	444	125,918
Estee Lauder Companies, Inc. — Class A	781	124,445
PayPal Holdings, Inc.*	1,298	124,270
Teleflex, Inc.	417	122,123
Global Payments, Inc.	825	118,990
Merck & Company, Inc.	1,520	116,949
Edwards Lifesciences Corp.*	617	116,378
Medtronic plc	1,255	113,176
Procter & Gamble Co.	951	104,610
Mondelez International, Inc. — Class A	2,078	104,066
IQVIA Holdings, Inc.*	886	95,564
Post Holdings, Inc.*	1,109	92,014
Jazz Pharmaceuticals plc*	891	88,868
Constellation Brands, Inc. — Class A	555	79,565
US Foods Holding Corp.*	2,999	53,112
Total Consumer, Non-cyclical		2,605,015

Financial - 17.6%
Progressive Corp.	1,918	141,625
Prologis, Inc. REIT	1,639	131,726
Aon plc	782	129,061
Visa, Inc. — Class A	795	128,090
Mastercard, Inc. — Class A	526	127,061
Intercontinental Exchange, Inc.	1,499	121,044
Alexandria Real Estate Equities, Inc. REIT	876	120,065
JPMorgan Chase & Co.	1,276	114,878
Douglas Emmett, Inc. REIT	3,425	104,497
T. Rowe Price Group, Inc.	1,007	98,334
Bank of America Corp.	4,618	98,040
Credit Acceptance Corp.*	365	93,327
Zions Bancorp North America	3,174	84,936
Citigroup, Inc.	1,975	83,187
CBRE Group, Inc. — Class A*	2,148	81,001
KeyCorp	7,119	73,824
Fifth Third Bancorp	4,651	69,068
Ally Financial, Inc.	4,029	58,138
Total Financial		1,857,902

Technology - 15.6%
Microsoft Corp.	1,121	176,793
MSCI, Inc. — Class A	572	165,285
Cadence Design Systems, Inc.*	2,211	146,014
salesforce.com, Inc.*	944	135,917
Intuit, Inc.	519	119,370
Activision Blizzard, Inc.	2,003	119,138
Skyworks Solutions, Inc.	1,225	109,491
Teradyne, Inc.	1,946	105,415
Qorvo, Inc.*	1,277	102,965
Dell Technologies, Inc. — Class C*	2,570	101,643
Adobe, Inc.*	302	96,109
VMware, Inc. — Class A*	778	94,216
Broadcom, Inc.	354	83,933
KLA Corp.	572	82,219
Total Technology		1,638,508

Communications - 13.2%
Alphabet, Inc. — Class C*	134	155,817
Facebook, Inc. — Class A*	805	134,274
VeriSign, Inc.*	680	122,461
Charter Communications, Inc. — Class A*	254	110,823
CDW Corp.	1,152	107,447
IAC/InterActiveCorp*	596	106,821
Cable One, Inc.	60	98,640
Cisco Systems, Inc.	2,499	98,235
GoDaddy, Inc. — Class A*	1,699	97,030
Walt Disney Co.	984	95,054
Comcast Corp. — Class A	2,715	93,342
AT&T, Inc.	3,078	89,724
Motorola Solutions, Inc.	566	75,233
Total Communications		1,384,901

Consumer, Cyclical - 10.7%
Lululemon Athletica, Inc.*	678	128,515
TJX Companies, Inc.	2,240	107,095
Costco Wholesale Corp.	371	105,783
Burlington Stores, Inc.*	655	103,791
Copart, Inc.*	1,352	92,639
Hilton Worldwide Holdings, Inc.	1,326	90,486
LKQ Corp.*	4,112	84,337
CarMax, Inc.*	1,497	80,584
Williams-Sonoma, Inc.	1,762	74,920
Lennar Corp. — Class A	1,925	73,535
O’Reilly Automotive, Inc.*	239	71,951
Aptiv plc	1,265	62,289
Darden Restaurants, Inc.	929	50,593
Total Consumer, Cyclical		1,126,518

Industrial - 9.8%
Keysight Technologies, Inc.*	1,484	124,181
Lockheed Martin Corp.	363	123,039
Old Dominion Freight Line, Inc.	819	107,502
Carlisle Companies, Inc.	852	106,738
HEICO Corp.	1,362	101,619
Raytheon Co.	744	97,576
TransDigm Group, Inc.	302	96,697
Kansas City Southern	744	94,622
Jabil, Inc.	3,806	93,552
Fortune Brands Home & Security, Inc.	1,989	86,024
Total Industrial		1,031,550

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2020
RBP® LARGE-CAP MARKET FUND

	Shares	Value
Basic Materials - 2.9%
Sherwin-Williams Co.	294	$135,099
FMC Corp.	1,167	95,332
International Flavors & Fragrances, Inc.	755	77,071
Total Basic Materials		307,502

Energy - 2.4%
Schlumberger Ltd.	4,920	66,371
ConocoPhillips	2,142	65,974
EOG Resources, Inc.	1,663	59,735
Baker Hughes Co.	5,508	57,834
Total Energy		249,914

Utilities - 2.0%
AES Corp.	6,376	86,713
NRG Energy, Inc.	2,534	69,077
UGI Corp.	2,073	55,287
Total Utilities		211,077

Total Common Stocks
(Cost $10,563,998)		10,412,887

EXCHANGE-TRADED FUNDS† - 0.5%
SPDR S&P 500 ETF Trust	205	52,839
Total Exchange-Traded Funds
(Cost $47,482)		52,839

Total Investments - 99.4%
(Cost $10,611,480)		$10,465,726
Other Assets & Liabilities, net - 0.6%		66,552
Total Net Assets - 100.0%		$10,532,278

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,412,887	$—	$—	$10,412,887
Exchange-Traded Funds	52,839	—	—	52,839
Total Assets	$10,465,726	$—	$—	$10,465,726

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments, at value (cost $10,611,480)	$10,465,726
Cash	52,705
Prepaid expenses	32,218
Receivables:
Dividends	7,237
Investment Adviser	4,304
Fund shares sold	6
Total assets	10,562,196

Liabilities:
Payable for:
Professional fees	7,641
Transfer agent/maintenance fees	6,799
Distribution and service fees	4,647
Custodian fees	3,147
Printing fees	2,455
Trustees’ fees*	699
Fund shares redeemed	2
Miscellaneous	4,528
Total liabilities	29,918
Net assets	$10,532,278

Net assets consist of:
Paid in capital	$10,956,259
Total distributable earnings (loss)	(423,981)
Net assets	$10,532,278

A-Class:
Net assets	$3,560,393
Capital shares outstanding	443,683
Net asset value per share	$8.02
Maximum offering price per share (Net asset value divided by 95.25%)	$8.42

C-Class:
Net assets	$4,022,927
Capital shares outstanding	537,117
Net asset value per share	$7.49

P-Class:
Net assets	$91,362
Capital shares outstanding	11,004
Net asset value per share	$8.30

Institutional Class:
Net assets	$2,857,596
Capital shares outstanding	332,260
Net asset value per share	$8.60

STATEMENT OF OPERATIONS (Unaudited)
Six-Month Period Ended March 31, 2020

Investment Income:
Dividends	$110,735
Total investment income	110,735

Expenses:
Management fees	54,522
Distribution and service fees:
A-Class	7,273
C-Class	29,516
P-Class	171
Transfer agent/maintenance fees:
A-Class	4,297
C-Class	5,493
P-Class	269
Institutional Class	3,733
Registration fees	32,069
Professional fees	16,915
Fund accounting/administration fees	12,525
Trustees’ fees*	8,738
Custodian fees	2,855
Line of credit fees	161
Miscellaneous	10,046
Recoupment of previously waived fees:
C-Class	16
Total expenses	188,599
Less:
Expenses reimbursed by Adviser:
A-Class	(10,166)
C-Class	(11,108)
P-Class	(399)
Institutional Class	(7,342)
Expenses waived by Adviser	(54,055)
Earnings credits applied	(577)
Total waived/reimbursed expenses	(83,647)
Net expenses	104,952
Net investment income	5,783

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(253,663)
Net realized loss	(253,663)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,410,862)
Net change in unrealized appreciation (depreciation)	(2,410,862)
Net realized and unrealized loss	(2,664,525)
Net decrease in net assets resulting from operations	$(2,658,742)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RBP® LARGE-CAP MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,783	$5,381
Net realized gain (loss) on investments	(253,663)	1,153,650
Net change in unrealized appreciation (depreciation) on investments	(2,410,862)	(865,215)
Net increase (decrease) in net assets resulting from operations	(2,658,742)	293,816

Distributions to shareholders:
A-Class	(309,791)	(542,527)
C-Class	(416,826)	(1,268,994)
P-Class	(8,841)	(25,670)
Institutional Class	(241,203)	(585,712)
Total distributions to shareholders	(976,661)	(2,422,903)

Capital share transactions:
Proceeds from sale of shares
A-Class	817,686	1,304,252
C-Class	19,853	154,229
P-Class	11,555	28,973
Institutional Class	115,785	11,365
Distributions reinvested
A-Class	288,783	481,989
C-Class	394,525	1,138,067
P-Class	8,605	24,602
Institutional Class	237,305	575,780
Cost of shares redeemed
A-Class	(978,818)	(1,004,052)
C-Class	(1,186,684)	(3,555,107)
P-Class	(52,092)	(80,418)
Institutional Class	(284,018)	(1,353,790)
Net decrease from capital share transactions	(607,515)	(2,274,110)
Net decrease in net assets	(4,242,918)	(4,403,197)

Net assets:
Beginning of period	14,775,196	19,178,393
End of period	$10,532,278	$14,775,196

Capital share activity:
Shares sold
A-Class	75,676	124,561
C-Class	1,994	17,364
P-Class	1,035	2,708
Institutional Class	11,375	1,072
Shares issued from reinvestment of distributions
A-Class	27,141	51,883
C-Class	39,651	129,620
P-Class	782	2,565
Institutional Class	20,834	58,160
Shares redeemed
A-Class	(93,291)	(97,819)
C-Class	(122,506)	(370,247)
P-Class	(4,750)	(7,497)
Institutional Class	(27,363)	(127,207)
Net decrease in shares	(69,422)	(214,837)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.71	$12.04	$11.36	$10.17	$9.53	$12.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.03	.01	.01	(.01)	(.01)
Net gain (loss) on investments (realized and unrealized)	(2.00)	.25	1.84	1.84	.97	(.11)
Total from investment operations	(1.98)	.28	1.85	1.85	.96	(.12)
Less distributions from:
Net investment income	(.01)	—	—	—	(.01)	—
Net realized gains	(.70)	(1.61)	(1.17)	(.66)	(.31)	(3.27)
Total distributions	(.71)	(1.61)	(1.17)	(.66)	(.32)	(3.27)
Net asset value, end of period	$8.02	$10.71	$12.04	$11.36	$10.17	$9.53

Total Return[c]	(20.11%)	4.34%	17.47%	19.11%	10.26%	(0.83%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,560	$4,651	$4,280	$4,290	$5,059	$6,031
Ratios to average net assets:
Net investment income (loss)	0.32%	0.32%	0.09%	0.09%	(0.11%)	(0.07%)
Total expenses[d]	2.39%	2.29%	1.86%	1.91%	1.92%	1.66%
Net expenses[e,f,g]	1.21%	1.22%	1.21%	1.21%	1.40%	1.51%
Portfolio turnover rate	24%	81%	93%	98%	85%	134%

C-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.07	$11.50	$10.98	$9.92	$9.36	$12.81
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.04)	(.07)	(.07)	(.07)	(.07)
Net gain (loss) on investments (realized and unrealized)	(1.86)	.22	1.76	1.79	.95	(.11)
Total from investment operations	(1.88)	.18	1.69	1.72	.88	(.18)
Less distributions from:
Net investment income	—	—	—	—	(.01)	—
Net realized gains	(.70)	(1.61)	(1.17)	(.66)	(.31)	(3.27)
Total distributions	(.70)	(1.61)	(1.17)	(.66)	(.32)	(3.27)
Net asset value, end of period	$7.49	$10.07	$11.50	$10.98	$9.92	$9.36

Total Return[c]	(20.38%)	3.59%	16.55%	18.24%	9.57%	(1.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,023	$6,223	$9,672	$9,309	$10,108	$13,316
Ratios to average net assets:
Net investment income (loss)	(0.43%)	(0.42%)	(0.66%)	(0.65%)	(0.77%)	(0.67%)
Total expenses[d]	3.08%	2.92%	2.62%	2.62%	2.58%	2.33%
Net expenses[e,f,g]	1.96%	1.97%	1.96%	1.96%	2.06%	2.11%
Portfolio turnover rate	24%	81%	93%	98%	85%	134%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$11.06	$12.37	$11.64	$10.41	$9.74	$13.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.04	.01	.01	(.03)	.01
Net gain (loss) on investments (realized and unrealized)	(2.07)	.26	1.89	1.88	1.02	(.12)
Total from investment operations	(2.05)	.30	1.90	1.89	.99	(.11)
Less distributions from:
Net investment income	(.01)	—	—	—	(.01)	—
Net realized gains	(.70)	(1.61)	(1.17)	(.66)	(.31)	(3.27)
Total distributions	(.71)	(1.61)	(1.17)	(.66)	(.32)	(3.27)
Net asset value, end of period	$8.30	$11.06	$12.37	$11.64	$10.41	$9.74

Total Return	(20.14%)	4.39%	17.38%	19.16%	10.36%	(0.72%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$91	$154	$200	$163	$384	$15,896
Ratios to average net assets:
Net investment income (loss)	0.31%	0.35%	0.08%	0.11%	(0.27%)	0.11%
Total expenses[d]	2.54%	2.34%	1.97%	1.86%	1.75%	1.58%
Net expenses[e,f,g]	1.21%	1.22%	1.21%	1.21%	1.43%	1.36%
Portfolio turnover rate	24%	81%	93%	98%	85%	134%

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP MARKET FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$11.44	$12.71	$11.91	$10.60	$9.89	$13.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.07	.04	.04	.02	.04
Net gain (loss) on investments (realized and unrealized)	(2.13)	.27	1.93	1.93	1.02	(.12)
Total from investment operations	(2.10)	.34	1.97	1.97	1.04	(.08)
Less distributions from:
Net investment income	(.04)	—	—	—	(.02)	—
Net realized gains	(.70)	(1.61)	(1.17)	(.66)	(.31)	(3.27)
Total distributions	(.74)	(1.61)	(1.17)	(.66)	(.33)	(3.27)
Net asset value, end of period	$8.60	$11.44	$12.71	$11.91	$10.60	$9.89

Total Return	(19.95%)	4.62%	17.69%	19.49%	10.61%	(0.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,858	$3,747	$5,026	$6,498	$7,564	$14,035
Ratios to average net assets:
Net investment income (loss)	0.57%	0.59%	0.35%	0.34%	0.23%	0.36%
Total expenses[d]	2.09%	1.96%	1.57%	1.60%	1.59%	1.33%
Net expenses[e,f,g]	0.96%	0.97%	0.96%	0.96%	1.07%	1.11%
Portfolio turnover rate	24%	81%	93%	98%	85%	134%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/20[a]	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	0.18%
C-Class	0.00%[h]	—	—	0.14%
P-Class	—	—	—	0.15%
Institutional Class	—	—	—	0.14%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/20[a]	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.20%	1.20%	1.39%
C-Class	1.95%	1.96%	1.95%	1.95%	2.05%
P-Class	1.20%	1.21%	1.20%	1.20%	1.42%
Institutional Class	0.95%	0.96%	0.95%	0.95%	1.05%

[h]	Less than 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2020

RBP® LARGE-CAP VALUE FUND

OBJECTIVE: Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gugenheim RBP® Large-Cap Value IndexSM (the “Value Index” or “Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	April 18, 2011
C-Class	April 18, 2011
P-Class**	April 18, 2011
Institutional Class	February 10, 2011

Ten Largest Holdings (% of Total Net Assets)
iShares S&P 500 Value ETF	4.6%
Advanced Micro Devices, Inc.	1.7%
Eli Lilly & Co.	1.5%
SPDR S&P 500 ETF Trust	1.4%
Progressive Corp.	1.4%
Leidos Holdings, Inc.	1.3%
Booz Allen Hamilton Holding Corp.	1.3%
Abbott Laboratories	1.3%
AbbVie, Inc.	1.3%
Philip Morris International, Inc.	1.3%
Top Ten Total	17.1%

“Ten Largest Holdings” excludes any temporary cash investments.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2020

Average Annual Returns*

Periods Ended March 31, 2020

	6 Month†	1 Year	5 Year	Since Inception (04/18/11)
A-Class Shares	(24.17%)	(21.10%)	1.14%	6.36%
A-Class Shares with sales charge‡	(27.75%)	(24.83%)	(0.06%)	5.66%
C-Class Shares	(24.40%)	(21.62%)	0.44%	5.62%
C-Class Shares with CDSC§	(25.15%)	(22.39%)	0.44%	5.62%
P-Class Shares**	(24.15%)	(21.17%)	1.17%	6.42%
Guggenheim RBP Large-Cap Value IndexSM	(24.24%)	(20.76%)	2.41%	7.90%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	(24.47%)	(16.37%)	3.41%	7.64%
				Since Inception (02/10/11)
Institutional Class Shares	(24.09%)	(20.90%)	1.43%	6.60%
Guggenheim RBP Large-Cap Value IndexSM	(24.24%)	(20.76%)	2.41%	7.80%
Dow Jones U.S. Large-Cap Value Total Stock Market Index	(20.47%)	(16.37%)	3.41%	7.49%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones U.S. Large-Cap Value Total Stock Market Index and Guggenheim RBP Large-Cap Value IndexSM are unmanaged indices and, unlike the Fund, have no management fees or operating expenses to reduce their reported returns.

**	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
†	6 month returns are not annualized.
‡

Effective May 9, 2016, the maximum sales charge decreased from 5.75% to 4.75%. A 5.75% maximum sales charge is used in the calculation of the average annual return since inception based on subscriptions made prior to May 9, 2016, and a 4.75% maximum sales charge will be used to calculate performance for periods based on subscriptions made on or after May 9, 2016.

§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020
RBP® LARGE-CAP VALUE FUND

	Shares	Value
COMMON STOCKS† - 92.0%

Consumer, Non-cyclical - 26.5%
Eli Lilly & Co.	279	$38,703
Booz Allen Hamilton Holding Corp.	493	33,840
Abbott Laboratories	417	32,905
AbbVie, Inc.	429	32,686
Philip Morris International, Inc.	441	32,175
Merck & Company, Inc.	401	30,853
Johnson & Johnson	234	30,685
Bristol-Myers Squibb Co.	530	29,542
Medtronic plc	316	28,497
Mondelez International, Inc. — Class A	551	27,594
McKesson Corp.	204	27,593
Amgen, Inc.	131	26,558
Procter & Gamble Co.	231	25,410
General Mills, Inc.	478	25,224
Altria Group, Inc.	644	24,904
Colgate-Palmolive Co.	374	24,819
Kimberly-Clark Corp.	190	24,295
CVS Health Corp.	395	23,435
Allergan plc	128	22,669
Corteva, Inc.	953	22,395
McCormick & Company, Inc.	156	22,029
Kellogg Co.	358	21,476
Clorox Co.	116	20,097
Kroger Co.	593	17,861
Pfizer, Inc.	541	17,658
Lamb Weston Holdings, Inc.	309	17,644
Total Consumer, Non-cyclical		681,547

Financial - 20.4%
Progressive Corp.	479	35,369
Duke Realty Corp. REIT	979	31,700
JPMorgan Chase & Co.	334	30,070
Douglas Emmett, Inc. REIT	932	28,436
Globe Life, Inc.	378	27,205
Realty Income Corp. REIT	514	25,628
Bank of America Corp.	1,178	25,009
Blackstone Group, Inc. — Class A	534	24,334
American Express Co.	280	23,971
Charles Schwab Corp.	662	22,256
Chubb Ltd.	198	22,115
U.S. Bancorp	627	21,600
Citigroup, Inc.	498	20,976
Huntington Bancshares, Inc.	2,523	20,714
Boston Properties, Inc. REIT	223	20,567
Regions Financial Corp.	2,222	19,931
People’s United Financial, Inc.	1,734	19,161
KeyCorp	1,804	18,708
Citizens Financial Group, Inc.	978	18,396
Fifth Third Bancorp	1,181	17,538
Synchrony Financial	1,083	17,425
Fidelity National Financial, Inc.	695	17,291
Ally Financial, Inc.	1,111	16,032
Total Financial		524,432

Industrial - 9.4%
Keysight Technologies, Inc.*	367	30,711
Jacobs Engineering Group, Inc.	374	29,647
Caterpillar, Inc.	253	29,358
Eaton Corporation plc	377	29,289
Waste Management, Inc.	307	28,416
United Technologies Corp.	295	27,827
Emerson Electric Co.	491	23,396
Expeditors International of Washington, Inc.	349	23,285
Union Pacific Corp.	139	19,605
Total Industrial		241,534

Consumer, Cyclical - 8.9%
Walmart, Inc.	275	31,245
PACCAR, Inc.	434	26,530
Allison Transmission Holdings, Inc.	784	25,566
Target Corp.	247	22,964
Williams-Sonoma, Inc.	514	21,855
VF Corp.	396	21,416
Hilton Worldwide Holdings, Inc.	286	19,517
Aptiv plc	352	17,333
Royal Caribbean Cruises Ltd.	507	16,310
Darden Restaurants, Inc.	259	14,105
American Airlines Group, Inc.	1,121	13,665
Total Consumer, Cyclical		230,506

Technology - 7.7%
Advanced Micro Devices, Inc.*	986	44,843
Leidos Holdings, Inc.	370	33,910
KLA Corp.	200	28,748
Teradyne, Inc.	506	27,410
International Business Machines Corp.	218	24,183
Applied Materials, Inc.	469	21,490
QUALCOMM, Inc.	251	16,980
Total Technology		197,564

Utilities - 6.2%
Xcel Energy, Inc.	468	28,221
Essential Utilities, Inc.	664	27,025
Pinnacle West Capital Corp.	322	24,404
Duke Energy Corp.	289	23,374
DTE Energy Co.	224	21,273
American Water Works Company, Inc.	145	17,336
Consolidated Edison, Inc.	217	16,926
Total Utilities		158,559

Communications - 6.0%
Motorola Solutions, Inc.	193	25,654
Verizon Communications, Inc.	470	25,253
Comcast Corp. — Class A	686	23,585
Cisco Systems, Inc.	595	23,389
AT&T, Inc.	725	21,134
Omnicom Group, Inc.	323	17,733
Interpublic Group of Companies, Inc.	1,082	17,517
Total Communications		154,265

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2020
RBP® LARGE-CAP VALUE FUND

	Shares	Value
Energy - 5.0%
Kinder Morgan, Inc.	1,668	$23,219
Chevron Corp.	271	19,637
ConocoPhillips	590	18,172
EOG Resources, Inc.	457	16,415
Exxon Mobil Corp.	428	16,251
Phillips 66	271	14,539
Marathon Petroleum Corp.	614	14,503
Targa Resources Corp.	788	5,445
Total Energy		128,181

Basic Materials - 1.9%
FMC Corp.	350	28,591
International Flavors & Fragrances, Inc.	197	20,110
Total Basic Materials		48,701

Total Common Stocks
(Cost $2,689,945)		2,365,289

EXCHANGE-TRADED FUNDS† - 6.0%
iShares S&P 500 Value ETF	1,221	117,521
SPDR S&P 500 ETF Trust	138	35,570
Total Exchange-Traded Funds
(Cost $146,802)		153,091

Total Investments - 98.0%
(Cost $2,836,747)		$2,518,380
Other Assets & Liabilities, net - 2.0%		52,259
Total Net Assets - 100.0%		$2,570,639

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2020 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,365,289	$—	$—	$2,365,289
Exchange-Traded Funds	153,091	—	—	153,091
Total Assets	$2,518,380	$—	$—	$2,518,380

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

RBP® LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020

Assets:
Investments, at value (cost $2,836,747)	$2,518,380
Cash	12,306
Prepaid expenses	45,454
Receivables:
Investment Adviser	10,830
Dividends	5,867
Securities sold	3,613
Fund shares sold	275
Total assets	2,596,725

Liabilities:
Payable for:
Professional fees	12,463
Transfer agent/maintenance fees	4,426
Securities purchased	1,821
Custodian fees	1,704
Printing fees	1,495
Distribution and service fees	300
Trustees’ fees*	237
Miscellaneous	3,640
Total liabilities	26,086
Net assets	$2,570,639

Net assets consist of:
Paid in capital	$3,063,893
Total distributable earnings (loss)	(493,254)
Net assets	$2,570,639

A-Class:
Net assets	$76,896
Capital shares outstanding	10,021
Net asset value per share	$7.67
Maximum offering price per share (Net asset value divided by 95.25%)	$8.06

C-Class:
Net assets	$358,786
Capital shares outstanding	47,477
Net asset value per share	$7.56

P-Class:
Net assets	$116,202
Capital shares outstanding	15,167
Net asset value per share	$7.66

Institutional Class:
Net assets	$2,018,755
Capital shares outstanding	260,372
Net asset value per share	$7.75

STATEMENT OF OPERATIONS (Unaudited)
Six-Month Period Ended March 31, 2020

Investment Income:
Dividends	$49,115
Total investment income	49,115

Expenses:
Management fees	12,687
Distribution and service fees:
A-Class	137
C-Class	1,660
P-Class	372
Transfer agent/maintenance fees:
A-Class	530
C-Class	1,354
P-Class	1,258
Institutional Class	9,742
Registration fees	35,172
Professional fees	17,250
Fund accounting/administration fees	12,532
Trustees’ fees*	8,940
Custodian fees	1,582
Line of credit fees	37
Miscellaneous	9,503
Recoupment of previously waived fees:
C-Class	24
P-Class	7
Institutional Class	142
Total expenses	112,929
Less:
Expenses reimbursed by Adviser:
A-Class	(2,550)
C-Class	(8,113)
P-Class	(7,445)
Institutional Class	(63,677)
Expenses waived by Adviser	(12,691)
Earnings credits applied	(162)
Total waived/reimbursed expenses	(94,638)
Net expenses	18,291
Net investment income	30,824

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(186,390)
Net realized loss	(186,390)
Net change in unrealized appreciation (depreciation) on:
Investments	(619,062)
Net change in unrealized appreciation (depreciation)	(619,062)
Net realized and unrealized loss	(805,452)
Net decrease in net assets resulting from operations	$(774,628)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Month Period Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,824	$53,350
Net realized gain (loss) on investments	(186,390)	27,639
Net change in unrealized appreciation (depreciation) on investments	(619,062)	(43,775)
Net increase (decrease) in net assets resulting from operations	(774,628)	37,214

Distributions to shareholders:
A-Class	(1,700)	(9,854)
C-Class	(4,693)	(39,412)
P-Class	(9,386)	(54,524)
Institutional Class	(56,328)	(282,709)
Total distributions to shareholders	(72,107)	(386,499)

Capital share transactions:
Proceeds from sale of shares
A-Class	20,502	—
C-Class	130,448	2,006
P-Class	13,015	11,055
Institutional Class	1,836	47,873
Distributions reinvested
A-Class	1,665	9,854
C-Class	4,693	39,412
P-Class	9,265	53,992
Institutional Class	56,328	7,394
Cost of shares redeemed
A-Class	(5,280)	(22,054)
C-Class	(1,641)	(200,033)
P-Class	(276,950)	(174,048)
Institutional Class	(44,679)	(32,175)
Net decrease from capital share transactions	(90,798)	(256,724)
Net decrease in net assets	(937,533)	(606,009)

Net assets:
Beginning of period	3,508,172	4,114,181
End of period	$2,570,639	$3,508,172

Capital share activity:
Shares sold
A-Class	1,994	—
C-Class	15,915	206
P-Class	1,382	1,088
Institutional Class	179	4,775
Shares issued from reinvestment of distributions
A-Class	158	1,082
C-Class	453	4,360
P-Class	882	5,894
Institutional Class	5,309	802
Shares redeemed
A-Class	(494)	(2,202)
C-Class	(162)	(19,840)
P-Class	(26,250)	(19,076)
Institutional Class	(4,412)	(3,190)
Net increase (decrease) in shares	(5,046)	(26,101)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.28	$11.17	$11.12	$9.67	$9.11	$11.65
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.14	.10	.11	.09	.11
Net gain (loss) on investments (realized and unrealized)	(2.53)	.01	1.09	1.61	1.06	(.42)
Total from investment operations	(2.44)	.15	1.19	1.72	1.15	(.31)
Less distributions from:
Net investment income	(.11)	(.06)	(.20)	(.22)	(.10)	(.12)
Net realized gains	(.06)	(.98)	(.94)	(.05)	(.49)	(2.11)
Total distributions	(.17)	(1.04)	(1.14)	(.27)	(.59)	(2.23)
Net asset value, end of period	$7.67	$10.28	$11.17	$11.12	$9.67	$9.11

Total Return[c]	(24.17%)	2.53%	11.36%	18.07%	13.05%	(3.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77	$86	$106	$101	$158	$230
Ratios to average net assets:
Net investment income (loss)	1.71%	1.41%	0.90%	1.10%	0.94%	1.11%
Total expenses[d]	7.11%	6.32%	5.49%	5.22%	6.13%	5.21%
Net expenses[e,f,g]	1.21%	1.22%	1.21%	1.22%	1.41%	1.50%
Portfolio turnover rate	38%	101%	104%	132%	119%	165%

C-Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.14	$11.09	$10.98	$9.49	$8.96	$11.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.06	.01	.03	.03	.05
Net gain (loss) on investments (realized and unrealized)	(2.48)	.02	1.09	1.59	1.04	(.43)
Total from investment operations	(2.43)	.08	1.10	1.62	1.07	(.38)
Less distributions from:
Net investment income	(.09)	(.05)	(.05)	(.08)	(.05)	(.08)
Net realized gains	(.06)	(.98)	(.94)	(.05)	(.49)	(2.11)
Total distributions	(.15)	(1.03)	(.99)	(.13)	(.54)	(2.19)
Net asset value, end of period	$7.56	$10.14	$11.09	$10.98	$9.49	$8.96

Total Return[c]	(24.40%)	1.81%	10.54%	17.14%	12.32%	(4.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$359	$317	$516	$542	$460	$549
Ratios to average net assets:
Net investment income (loss)	1.00%	0.65%	0.14%	0.34%	0.32%	0.46%
Total expenses[d]	7.60%	6.75%	6.14%	5.89%	6.78%	5.90%
Net expenses[e,f,g]	1.96%	1.97%	1.96%	1.97%	2.06%	2.10%
Portfolio turnover rate	38%	101%	104%	132%	119%	165%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class*	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.33	$11.25	$11.12	$9.46	$8.93	$11.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.14	.10	.11	.10	.13
Net gain (loss) on investments (realized and unrealized)	(2.51)	—	1.10	1.60	1.04	(.42)
Total from investment operations	(2.43)	.14	1.20	1.71	1.14	(.29)
Less distributions from:
Net investment income	(.18)	(.08)	(.13)	—	(.12)	(.14)
Net realized gains	(.06)	(.98)	(.94)	(.05)	(.49)	(2.11)
Total distributions	(.24)	(1.06)	(1.07)	(.05)	(.61)	(2.25)
Net asset value, end of period	$7.66	$10.33	$11.25	$11.12	$9.46	$8.93

Total Return	(24.15%)	2.47%	11.40%	18.09%	13.19%	(3.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116	$405	$577	$510	$154	$11
Ratios to average net assets:
Net investment income (loss)	1.63%	1.41%	0.90%	1.05%	1.06%	1.28%
Total expenses[d]	6.96%	6.07%	5.37%	5.31%	5.70%	5.15%
Net expenses[e,f,g]	1.21%	1.22%	1.21%	1.22%	1.25%	1.35%
Portfolio turnover rate	38%	101%	104%	132%	119%	165%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

RBP® LARGE-CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2020[a]	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015
Per Share Data
Net asset value, beginning of period	$10.42	$11.35	$11.22	$9.61	$9.07	$11.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.17	.13	.14	.12	.15
Net gain (loss) on investments (realized and unrealized)	(2.55)	—	1.11	1.62	1.06	(.42)
Total from investment operations	(2.45)	.17	1.24	1.76	1.18	(.27)
Less distributions from:
Net investment income	(.16)	(.12)	(.17)	(.10)	(.15)	(.16)
Net realized gains	(.06)	(.98)	(.94)	(.05)	(.49)	(2.11)
Total distributions	(.22)	(1.10)	(1.11)	(.15)	(.64)	(2.27)
Net asset value, end of period	$7.75	$10.42	$11.35	$11.22	$9.61	$9.07

Total Return	(24.09%)	2.77%	11.69%	18.42%	13.42%	(3.31%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,019	$2,701	$2,915	$2,887	$2,480	$2,860
Ratios to average net assets:
Net investment income (loss)	1.95%	1.66%	1.14%	1.35%	1.32%	1.50%
Total expenses[d]	6.51%	5.80%	5.07%	4.78%	5.78%	4.90%
Net expenses[e,f,g]	0.96%	0.97%	0.96%	0.97%	1.05%	1.10%
Portfolio turnover rate	38%	101%	104%	132%	119%	165%

*	F-1 Class shares redesignated as P-Class shares effective May 9, 2016.
[a]	Unaudited figures for the period ended March 31, 2020. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the periods presented was as follows:

	03/31/20[a]	09/30/19	09/30/18	09/30/17
A-Class	—	—	—	1.10%
C-Class	0.01%	—	—	1.07%
P-Class	0.00%[h]	—	—	1.03%
Institutional Class	0.01%	—	—	0.99%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/20[a]	09/30/19	09/30/18	09/30/17	09/30/16
A-Class	1.20%	1.21%	1.20%	1.20%	1.40%
C-Class	1.95%	1.96%	1.95%	1.95%	2.05%
P-Class	1.20%	1.21%	1.20%	1.20%	1.24%
Institutional Class	0.95%	0.96%	0.95%	0.95%	1.04%

[h]	Less than 0.01%.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares: A-Class shares, C-Class shares, P-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Effective May 9, 2016, the A Class maximum front-end sales charge was changed from 5.75% to 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1.25% contingent deferred sales charge (“CDSC”), if shares are redeemed within 18 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. C-Class shares of each Fund automatically convert to A-Class shares of the same Fund on or about the 10th day of the month following the 10-year anniversary of the purchase of the C-Class shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of A-Class shares. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2020, the Trust consisted of five funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

The Funds’ investment objectives are to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Index as follows:

Fund	Index
Directional Allocation Fund	Guggenheim Directional Allocation IndexSM
RBP® Dividend Fund	Guggenheim RBP® Dividend IndexSM
RBP® Large-Cap Defensive Fund	Guggenheim RBP® Large-Cap Defensive IndexSM
RBP® Large-Cap Market Fund	Guggenheim RBP® Large-Cap Market IndexSM
RBP® Large-Cap Value Fund	Guggenheim RBP® Large-Cap Value IndexSM

Guggenheim Partners Investment Management, LLC (“GPIM”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

(b) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2020, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(c) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(d) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(e) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(f) Earnings Credits

Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2020 are disclosed in the Statements of Operations.

(g) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.08% at March 31, 2020.

(h) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Directional Allocation Fund	0.95%
RBP® Dividend Fund	0.75%
RBP® Large-Cap Defensive Fund	0.75%
RBP® Large-Cap Market Fund	0.75%
RBP® Large-Cap Value Fund	0.75%

GPIM engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The Trust has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder and/or administration services fee equal to an annual rate of up to 0.15% of the average daily net assets of each Fund’s A-Class shares will be paid to certain service providers for performing certain shareholder and administrative services.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

Fund	Limit	Effective Date	Contract End Date
Directional Allocation Fund – A-Class	1.50%	05/09/16	02/01/21
Directional Allocation Fund – C-Class	2.10%	05/09/16	02/01/21
Directional Allocation Fund – P-Class	1.35%	05/09/16	02/01/21
Directional Allocation Fund – Institutional Class	1.10%	05/09/16	02/01/21
RBP® Dividend Fund – A-Class	1.20%	05/09/16	02/01/21
RBP® Dividend Fund – C-Class	1.95%	05/09/16	02/01/21
RBP® Dividend Fund – P-Class	1.20%	05/09/16	02/01/21
RBP® Dividend Fund – Institutional Class	0.95%	05/09/16	02/01/21
RBP® Large-Cap Defensive Fund – A-Class	1.20%	05/09/16	02/01/21
RBP® Large-Cap Defensive Fund – C-Class	1.95%	05/09/16	02/01/21
RBP® Large-Cap Defensive Fund – P-Class	1.20%	05/09/16	02/01/21
RBP® Large-Cap Defensive Fund – Institutional Class	0.95%	05/09/16	02/01/21
RBP® Large-Cap Market Fund – A-Class	1.20%	05/09/16	02/01/21
RBP® Large-Cap Market Fund – C-Class	1.95%	05/09/16	02/01/21
RBP® Large-Cap Market Fund – P-Class	1.20%	05/09/16	02/01/21
RBP® Large-Cap Market Fund – Institutional Class	0.95%	05/09/16	02/01/21
RBP® Large-Cap Value Fund – A-Class	1.20%	05/09/16	02/01/21
RBP® Large-Cap Value Fund – C-Class	1.95%	05/09/16	02/01/21
RBP® Large-Cap Value Fund – P-Class	1.20%	05/09/16	02/01/21
RBP® Large-Cap Value Fund – Institutional Class	0.95%	05/09/16	02/01/21

GPIM is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GPIM is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GPIM. At March 31, 2020, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the periods ended March 31 are presented in the following table:

Fund	2020	2021	2022	2023	Fund Total
Directional Allocation Fund
A-Class	$—	$—	$3,255	$8,630	$11,885
C-Class	105,595	10,650	41,474	36,910	194,629
P-Class	11,840	2,179	6,075	3,243	23,337
Institutional Class	122,203	21,708	52,242	56,749	252,902
RBP® Dividend Fund
A-Class	27,450	49,512	40,734	21,608	139,304
C-Class	25,803	51,290	35,579	18,512	131,184
P-Class	18,016	15,734	13,612	6,977	54,339
Institutional Class	17,540	34,787	55,275	34,064	141,666
RBP® Large-Cap Defensive Fund
A-Class	20,912	34,468	41,746	25,360	122,486
C-Class	27,559	43,827	41,172	20,264	132,822
P-Class	3,575	4,380	4,531	2,718	15,204
Institutional Class	42,559	69,493	69,243	35,174	216,469
RBP® Large-Cap Market Fund
A-Class	24,385	27,432	42,778	27,682	122,277
C-Class	43,215	63,502	72,429	33,070	212,216
P-Class	1,412	1,329	1,910	906	5,557
Institutional Class	31,057	35,302	39,654	21,412	127,425
RBP® Large-Cap Value Fund
A-Class	3,654	3,935	4,803	2,922	15,314
C-Class	13,755	21,537	18,157	9,358	62,807
P-Class	11,715	22,774	22,311	8,564	65,364
Institutional Class	72,997	118,181	125,655	73,632	390,465

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2020, GPIM recouped amounts from the Funds as follows:

Directional Allocation Fund	$19,856
RBP® Dividend Fund	17
RBP® Large-Cap Defensive Fund	7
RBP® Large-Cap Market Fund	16
RBP® Large-Cap Value Fund	173

For the period ended March 31, 2020, GFD retained sales charges of $7,377 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GPIM and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GPIM or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 3 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At March 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$426,253,263	$7,322,281	$(61,360,256)	$(54,037,975)
RBP® Dividend Fund	19,350,303	467,199	(4,122,451)	(3,655,252)
RBP® Large-Cap Defensive Fund	11,534,597	1,001,469	(1,605,743)	(604,274)
RBP® Large-Cap Market Fund	10,611,480	1,341,645	(1,487,399)	(145,754)
RBP® Large-Cap Value Fund	2,836,747	159,289	(477,656)	(318,367)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 5 – Securities Transactions

For the period ended March 31, 2020, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Directional Allocation Fund	$732,456,065	$813,529,886
RBP® Dividend Fund	11,143,106	9,884,096
RBP® Large-Cap Defensive Fund	4,737,948	6,309,997
RBP® Large-Cap Market Fund	3,360,581	4,925,707
RBP® Large-Cap Value Fund	1,228,743	1,368,265

Note 6 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,205,000,000 line of credit from Citibank, N.A., which was in place through October 4, 2019, at which time the line of credit was renewed with an increased commitment amount of $1,230,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus ½ of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” or included within “Miscellaneous”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2020.

Note 7 – COVID-19 and Recent Developments

The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

Note 8 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-PORT and N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2015	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).
Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).
Donald A. Chubb, Jr. (1946)	Trustee and Chair of the Valuation Oversight Committee	Since 2015	Current: Retired Former: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-2017).	156	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee and Chair of the Audit Committee	Since 2015	Current: President, Washburn University (1997-present).	156	Current: CoreFirst Bank & Trust (2000-present). Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III (1946)	Trustee and Chair of the Contracts Review Committee	Since 2015	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present).	156	Former: Zincore Metals, Inc. (2009-2019).
Thomas F. Lydon, Jr. (1960)	Trustee and Vice Chair of the Contracts Review Committee	Since 2019	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2015	Current: Partner, Momkus LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157

Current: PPM Funds (9) (2018 - present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Sandra G. Sponem (1958)	Trustee	Since 2019	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (78) (2018-present); SPDR Index Shares Funds (31) (2018-present); SSGA Active Trust (12) (2018-present); and SSGA Master Trust (1) (2018-present).
Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2015

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

				156

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-April 2020); Western Asset Inflation-Linked Income Fund (2003-April 2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***

Each Trustee also serves on the boards of trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Managed Duration Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Funds and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the board of trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2015

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2015	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2015	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2016

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

William Rehder (1967)	Assistant Vice President	Since 2018	Current: Managing Director, Guggenheim Investments (2002-present).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2015

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2015

Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2015

Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

.

(a)(2) Separate certifications by the President (principal executive officer) and Chief Financial Officer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Transparent Value Trust

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	June 9, 2020

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 9, 2020

*	Print the name and title of each signing officer under his or her signature.